Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	RICOY
Entity Registrant Name	RICOH CO LTD
Entity Central Index Key	0000317891
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	0

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 117,051	¥ 156,210
Time deposits	3,280	2,461
Trade receivables:
Notes	36,772	43,921
Accounts	488,233	439,673
Less - Allowance for doubtful receivables	(15,424)	(16,380)
Current maturities of long-term finance receivables, net	235,889	219,716
Inventories:
Finished goods	101,568	101,165
Work in process and raw materials	93,799	93,844
Deferred income taxes and other	65,051	65,896
Total current assets	1,126,219	1,106,506
Property, plant and equipment, at cost:
Land	45,809	45,893
Buildings	271,272	265,843
Machinery and equipment	701,590	659,503
Construction in progress	17,891	9,576
Total	1,036,562	980,815
Less - accumulated depreciation and amortization	(745,687)	(712,288)
Net property, plant and equipment	290,875	268,527
Investments and other assets:
Long-term finance receivables, net	466,608	468,004
Investment securities	54,102	45,470
Investments in and advances to affiliates	1,026	444
Goodwill	221,217	195,251
Other intangible assets	107,702	112,914
Lease deposits and other	92,948	92,242
Total investments and other assets	943,603	914,325
Total assets	2,360,697	2,289,358
Current liabilities:
Short-term borrowings	65,219	111,272
Current maturities of long-term indebtedness	161,180	105,160
Trade payables:
Notes	15,197	11,553
Accounts	241,341	240,656
Accrued income taxes	12,091	13,448
Accrued expenses and other	205,339	190,935
Total current liabilities	700,367	673,024
Long-term liabilities:
Long-term indebtedness, less current maturities	476,381	525,435
Accrued pension and severance costs	164,289	164,757
Deferred income taxes and other	61,002	47,124
Total long-term liabilities	701,672	737,316
Commitments and contingent liabilities (Note 17)
Ricoh Company, Ltd. shareholders' equity:
Common stock; Authorized - 1,500,000,000 shares in 2012 and 2013 Issued and outstanding - 744,912,078 shares and 725, 081,018 shares in 2012 and 744,912,078 shares and 725,036,416 shares in 2013	135,364	135,364
Additional paid-in capital	186,083	186,083
Retained earnings	759,783	742,549
Accumulated other comprehensive loss	(146,088)	(204,175)
Treasury stock at cost; 19, 831,060 shares in 2012 and 19,875,662 shares in 2013	(37,146)	(37,117)
Total Ricoh Company, Ltd. shareholders' equity	897,996	822,704
Noncontrolling interests	60,662	56,314
Total equity	958,658	879,018
Total liabilities and equity	¥ 2,360,697	¥ 2,289,358

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	744,912,078	744,912,078
Common stock, shares outstanding	725,036,416	725,081,018
Treasury stock, shares	19,875,662	19,831,060

Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales:
Products	¥ 868,128	¥ 876,399	¥ 935,280
Post sales and rentals	941,564	920,827	901,402
Other revenue	114,805	106,251	104,654
Total	1,924,497	1,903,477	1,941,336
Cost of sales:
Products	628,509	626,426	647,155
Post sales and rentals	446,302	448,478	427,796
Other revenue	81,085	75,951	77,444
Total	1,155,896	1,150,855	1,152,395
Gross profit	768,601	752,622	788,941
Selling, general and administrative expenses	690,735	703,511	729,220
Restructuring charges	13,053	30,169	885
Loss on impairment of goodwill		27,491
Loss on impairment of long-lived assets	1,379	9,519	765
Operating income (loss)	63,434	(18,068)	58,071
Other (income) expenses:
Interest and dividend income	(3,048)	(3,129)	(2,985)
Interest expense	7,377	6,979	8,528
Foreign currency exchange loss, net	121	4,355	5,956
Loss on impairment of securities	332	5,012	1,844
Other, net	479	652	559
Total	5,261	13,869	13,902
Income (loss) before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Provision for income taxes:
Current	21,079	32,309	21,501
Deferred	(241)	(24,086)	909
Total	20,838	8,223	22,410
Equity in earnings (losses) of affiliates	31	39	(22)
Net income (loss)	37,366	(40,121)	21,737
Net income attributable to noncontrolling interests	4,899	4,439	3,107
Net income (loss) attributable to Ricoh Company, Ltd.	¥ 32,467	¥ (44,560)	¥ 18,630
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	¥ 44.78	¥ (61.42)	¥ 25.68
Diluted		¥ (61.42)	¥ 25.15
Cash dividends paid	¥ 21	¥ 33	¥ 33
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	¥ 223.9	¥ (307.1)	¥ 128.4
Diluted		¥ (307.1)	¥ 125.75
Cash dividends paid	¥ 105	¥ 165	¥ 165

Consolidated Statements of Operations (Parenthetical)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Per American Depositary Share, each representing 5 shares of common stock:
Number of shares per American Depository	5	5	5

Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income (loss)	¥ 37,366	¥ (40,121)	¥ 21,737
Other comprehensive income (loss), net of tax:
Net unrealized holding gains and losses on securities	5,033	1,208	88
Pension liability adjustments	3,407	(20,163)	(165)
Net unrealized gains and losses on derivatives	423	83	(33)
Foreign currency translation adjustments	49,370	(15,066)	(37,938)
Total	58,233	(33,938)	(38,048)
Comprehensive income (loss)	95,599	(74,059)	(16,311)
Comprehensive income attributable to noncontrolling interests	5,045	4,228	3,341
Comprehensive income (loss) attributable to Ricoh Company, Ltd.	¥ 90,554	¥ (78,287)	¥ (19,652)

Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Treasury stock	Total Ricoh Company, Ltd. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2010 (Previously Reported)	¥ 1,019,891	¥ 135,364	¥ 186,083	¥ 816,833	¥ (132,166)	¥ (36,756)	¥ 969,358	¥ 50,533
Beginning Balance (Cumulative effect of a change in accounting principle - adoption of accounting standard for a variable interest entity, net of tax)	(802)			(410)			(410)	(392)
Beginning Balance at Mar. 31, 2010	1,019,089	135,364	186,083	816,423	(132,166)	(36,756)	968,948	50,141
Loss on disposal of treasury stock	(28)			(28)			(28)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(23,943)			(23,943)			(23,943)
Comprehensive income (loss):
Net income	21,737			18,630			18,630	3,107
Net unrealized gains and losses on securities	88				94		94	(6)
Pension liability adjustments	(165)				(158)		(158)	(7)
Net unrealized gains and losses on derivatives	(33)				(11)		(11)	(22)
Foreign currency translation adjustments	(37,938)				(38,207)		(38,207)	269
Comprehensive income (loss)	(16,311)						(19,652)	3,341
Net changes in treasury stock	(82)					(82)	(82)
Dividends to noncontrolling interests	(595)							(595)
Ending balance at Mar. 31, 2011	978,130	135,364	186,083	811,082	(170,448)	(36,838)	925,243	52,887
Loss on disposal of treasury stock	(31)			(31)			(31)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(23,942)			(23,942)			(23,942)
Comprehensive income (loss):
Net income	(40,121)			(44,560)			(44,560)	4,439
Net unrealized gains and losses on securities	1,208				1,215		1,215	(7)
Pension liability adjustments	(20,163)				(20,085)		(20,085)	(78)
Net unrealized gains and losses on derivatives	83				15		15	68
Foreign currency translation adjustments	(15,066)				(14,872)		(14,872)	(194)
Comprehensive income (loss)	(74,059)						(78,287)	4,228
Net changes in treasury stock	(279)					(279)	(279)
Dividends to noncontrolling interests	(603)							(603)
Equity transactions with noncontrolling interests	(198)							(198)
Ending balance at Mar. 31, 2012	879,018	135,364	186,083	742,549	(204,175)	(37,117)	822,704	56,314
Loss on disposal of treasury stock	(7)			(7)			(7)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(15,226)			(15,226)			(15,226)
Comprehensive income (loss):
Net income	37,366			32,467			32,467	4,899
Net unrealized gains and losses on securities	5,033				4,984		4,984	49
Pension liability adjustments	3,407				3,312		3,312	95
Net unrealized gains and losses on derivatives	423				292		292	131
Foreign currency translation adjustments	49,370				49,499		49,499	(129)
Comprehensive income (loss)	95,599						90,554	5,045
Net changes in treasury stock	(29)					(29)	(29)
Dividends to noncontrolling interests	(697)							(697)
Ending balance at Mar. 31, 2013	¥ 958,658	¥ 135,364	¥ 186,083	¥ 759,783	¥ (146,088)	¥ (37,146)	¥ 897,996	¥ 60,662

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ 37,366	¥ (40,121)	¥ 21,737
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	85,905	91,137	93,677
Equity in earnings of affiliates, net of dividends received	(31)	(39)	22
Deferred income taxes	(241)	(24,086)	909
Loss on impairment of long-lived assets	1,379	10,070	842
Loss on impairment of goodwill		27,491
Pension and severance costs, less payments	(5,973)	(5,386)	(1,106)
Changes in assets and liabilities, net of effects from acquisition:
(Increase) decrease in trade receivables	(16,292)	(20,393)	1,072
(Increase) decrease in inventories	14,010	(17,126)	(12,515)
(Increase) decrease in lease receivables	4,725	(25,667)	13,917
Increase (decrease) in trade payables	781	(5,096)	(11,850)
Increase (decrease) in accrued income taxes and accrued expenses	(2,616)	(5,623)	13,868
(Increase) decrease in other current assets	661	(970)	1,018
(Increase) decrease in other assets	97	4,932	(3,030)
Increase (decrease) in other current liabilities	5,146	2,626	(388)
Increase (decrease) in other liabilities	8,505	9,635	(820)
Other, net	(8,896)	9,822	11,283
Net cash provided by operating activities	124,526	11,206	128,636
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of property, plant and equipment	1,712	1,532	1,389
Expenditures for property, plant and equipment, including interest capitalized	(86,569)	(73,271)	(66,875)
Expenditures for intangible assets	(12,226)	(14,504)	(18,807)
Payments for purchases of available-for-sale securities	(93)	(93)	(235)
Proceeds from sales of available-for-sale securities	208	68	126
Increase in time deposits	(374)	(385)	(401)
Purchase of business, net of cash acquired	(2,774)	(14,816)	(1,415)
Other, net	(6,351)	(10,974)	(5,688)
Net cash used in investing activities	(106,467)	(112,443)	(91,906)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds (repayments) of debt with original maturities of three months or less	(59,046)	68,948	(31,873)
Proceeds from debt with original maturities of more than three months	153,361	148,403	64,478
Repayments of debt with original maturities of more than three months	(162,677)	(82,533)	(92,714)
Proceeds from issuance of long-term debt securities	20,000		79,741
Repayments of long-term debt securities		(22,444)	(87,975)
Dividends paid	(15,226)	(23,942)	(23,943)
Payments for purchase of treasury stock	(39)	(23)	(157)
Other, net	(694)	(586)	(520)
Net cash provided by (used in) financing activities	(64,321)	87,823	(92,963)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	7,103	(2,597)	(8,647)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(39,159)	(16,011)	(64,880)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	156,210	172,221	237,101
CASH AND CASH EQUIVALENTS AT END OF YEAR	117,051	156,210	172,221
CASH PAID DURING THE YEAR FOR-
Interest, excluding interest capitalized	8,579	8,419	9,683
Income taxes	¥ 19,625	¥ 17,051	¥ 18,878

Nature Of Operations	12 Months Ended
Mar. 31, 2013
Nature Of Operations

1. NATURE OF OPERATIONS

Ricoh Company, Ltd. (the “Company”) was established in 1936 and is headquartered in Tokyo, Japan. The Company and consolidated subsidiaries (“Ricoh” as a consolidated group) is a world-wide supplier of office automation equipment, including copiers, facsimile machines, data processing systems, printers and related supplies. Ricoh is also well known for its state-of-the-art electronic devices, digital photographic equipment and other products.

Ricoh distributes its products primarily through domestic (Japanese) and foreign sales subsidiaries. Overseas, Ricoh owns and distributes not only Ricoh brand products but also other brands, such as Lanier, Savin and Infotec.

Ricoh manufactures its products primarily in 14 plants in Japan and 11 plants overseas, which are located in the United States, United Kingdom, France, China and Thailand.

Significant Accounting and Reporting Policies	12 Months Ended
Mar. 31, 2013
Significant Accounting and Reporting Policies

2. SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Significant accounting and reporting policies are summarized below:

(a) Basis of Presentation

The accompanying consolidated financial statements of Ricoh have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements for each of the years in the three-year period ended March 31, 2013 are presented in Japanese yen, the functional currency of the Company and its domestic subsidiaries.

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries and variable interest entity (“VIE”) which of Ricoh is a primary beneficiary. Investments in entities in which Ricoh has the ability to exercise significant influence over the entities’ operating and financial policies, but not a controlling financial interest, are accounted for on an equity method. All significant inter-company balances and transactions have been eliminated in consolidation.

During the year ended March 31, 2012, certain subsidiaries of the Company changed their fiscal year-ends from December 31 to March 31. As a result, Ricoh eliminated the previously existing three months difference between the reporting periods of the Company and the subsidiaries in the consolidated financial statements. Prior-year consolidated financial statements have been retrospectively adjusted in order to reflect the elimination of the lag period.

The effect of the retrospective application is as follows.

	Millions of Yen
	Year ended March 31, 2011
	As originally reported	As adjusted
Net sales	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	19,650	18,630
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	26.53	25.15

(c) Revenue Recognition

Ricoh generates revenue principally through the sale of equipment, supplies and related services under separate contractual arrangements for each. Ricoh recognizes revenue when (1) it has a firm contract, (2) the product has been shipped to and accepted by the customer or the service has been provided, (3) the sales price is fixed or determinable and (4) amounts are reasonably assured of collection.

Products sales are recognized at the time of delivery and installation at the customer location. Equipment revenues are based on established prices by product type and model and are net of discounts. A sales return is accepted only when the equipment is defective and does not meet Ricoh’s product performance specifications. Other than installation, there are no customer acceptance clauses in the sales contract.

Post sales and rentals result primarily from maintenance contracts that are normally entered into at the time the equipment is sold. Standard service fee prices are established depending on equipment classification and include a cost value for the estimated services to be performed based on historical experience plus a profit margin thereon. As a matter of policy, Ricoh does not discount such prices. On a monthly basis, maintenance service revenues are earned and recognized by Ricoh and billed to the customer in accordance with the contract and include a fixed monthly fee plus a variable amount based on usage. The length of the contract ranges up to five years; however, most contracts are cancelable at any time by the customer upon a short notice period. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized over the lease term.

Ricoh enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price if both of the following criteria are met: the delivered item(s) has value to the customer on a stand-alone basis; and the delivery of the undelivered item must be probable and controlled by Ricoh if the arrangement includes the right of return. If these criteria are not met, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Revenue from the sale of equipment under sales-type leases is recognized as product sales at the inception of the lease. Other revenue consists primarily of interest income on sales-type leases and direct-financing leases, which are recognized as other revenue over the life of each respective lease using the interest method.

(d) Foreign Currency Translation

For foreign operations with functional currencies other than the Japanese yen, assets and liabilities are translated at the exchange rates in effect at each fiscal year-end, and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The resulting translation adjustments are included as a part of accumulated other comprehensive income (loss) and noncontrolling interests in equity.

All foreign currency transaction gains and losses are included in other income and expenses in the period incurred.

(e) Cash Equivalents

Cash and cash equivalents include highly liquid investments such as certificates of deposits (CD) and time deposits with maturities of three months or less.

In addition, short term investments such as money management funds (MMF) and free financial funds (FFF) with maturities of three months or less are also classified into cash and cash equivalents, as they are readily convertible to cash and present insignificant risk of changes in value.

(f) Derivative Financial Instruments and Hedging Activities

As discussed further in Note 16, Ricoh manages its exposure to certain market risks, primarily foreign currency and interest rate risks, through the use of derivative instruments. As a matter of policy, Ricoh does not enter into derivative contracts for trading or speculative purposes.

Ricoh recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. When Ricoh enters into a derivative contract, it makes a determination as to whether or not for accounting purposes the derivative is part of a hedging relationship. In general, a derivative may be designated as either (1) a hedge of the fair value changes of a recognized asset or liability or an unrecognized firm commitment (“fair value hedge”), (2) a hedge of the variability of the expected cash flows associated with an existing asset or liability or a forecasted transaction (“cash flow hedge”), or (3) a foreign currency fair value or cash flow hedge (“foreign currency hedge”). Ricoh formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions.

For derivative contracts that are designated and qualify as fair value hedges including foreign currency fair value hedges, the derivative instrument is marked-to-market with gains and losses recognized in current period earnings to offset the respective losses and gains recognized on the change in fair value of the hedged item. For derivative contracts that are designated and qualify as cash flow hedges including foreign currency cash flow hedges, the effective portion of gains and losses on these contracts is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same period the hedged item or transaction affects earnings. Any hedge ineffectiveness on cash flow hedges is immediately recognized in earnings. For all derivative instruments that are not designated as part of a hedging relationship and for designated derivative instruments that do not qualify for hedge accounting, the contracts are recorded at fair value with the gain or loss recognized in current period earnings.

(g) Allowance for Doubtful Trade Receivables and Finance Receivables

Ricoh records allowances for doubtful receivables that are based upon historical experience and specific customer collection issues. The estimated amount of probable credit losses in its existing receivables is determined from write-off history adjusted to reflect current economic conditions and specific allowances for receivables including nonperforming leases, impaired loans or other accounts for which Ricoh has concluded it will be unable to collect all amounts due according to original terms of the lease or loan agreement. Account balances net of expected recovery from available collateral are charged-off against the allowances when collection is considered remote.

(h) Securities

Ricoh’s investments in debt and marketable equity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related taxes, reported in accumulated other comprehensive income (loss) and noncontrolling interests in equity.

Individual securities classified as available-for-sale securities are reduced to fair market value by a charge to income for other than temporary declines in value. Factors considered in assessing whether an indication of other than temporary impairment exists with respect to available-for-sale securities include: financial condition and near term prospects of issuer and intent and ability of Ricoh to retain its investments for a period of time sufficient to allow for any anticipated recovery in market value.

The cost of the securities sold is computed based on the average cost of each security held at the time of sale.

Investments in affiliated companies over which Ricoh has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities owned by Ricoh primarily relate to less than 20% owned companies and funds are stated at cost unless indication of impairment exist, which require the investment to be written down to its estimated fair value.

(i) Inventories

Inventories are mainly stated at the lower of average cost or market. Inventory costs include raw materials, labor and manufacturing overheads.

(j) Property, Plant and Equipment

Property, plant and equipment are stated at cost and depreciated over their estimated useful lives. The depreciation period generally ranges from 5 years to 50 years for buildings and 2 years to 12 years for machinery and equipment.

On April 1, 2012, the Company and its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the estimated future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives. In accordance with ASC 250, “Accounting Changes and Error Corrections”, the effects of the change are accounted for prospectively beginning with the period of change, as a change in accounting estimate. Management believes that this change did not have a material impact on Ricoh’s consolidated financial statements.

Most of the foreign subsidiaries have adopted the straight-line method for computing depreciation.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts, and any differences are included in earnings.

(k) Capitalized Software Costs

Ricoh capitalizes certain internal and external costs incurred to acquire or create internal use software during the application development stage as well as upgrades and enhancements that result in additional functionality. The capitalized software is amortized on a straight line basis generally from 3 years to 10 years.

(l) Goodwill and Other Intangible Assets

Goodwill is not amortized and is required to be tested at least annually for impairment. Acquired intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment when an indication of impairment is identified. Other intangible assets with definite useful lives, consisting primarily of software, customer relationships and trademarks are amortized on a straight line basis over 3 year to 20 years. Any acquired intangible assets determined to have an indefinite useful life are not amortized, but instead are tested annually for impairment based on its fair value until its life would be determined to no longer be indefinite. In performing the goodwill impairment test, Ricoh utilizes the two-step approach prescribed. The first step requires a comparison of the carrying amount of the reporting units to the fair value of these units. If the carrying amount of a reporting unit exceeds its fair value, Ricoh will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

Ricoh completed its annual impairment assessment of goodwill and indefinite-lived intangible assets for the years ended March 31, 2011, 2012 and 2013.

(m) Pension and Retirement Allowances Plans

Ricoh recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss) and noncontrolling interests, net of tax. The expected long-term rate of return on plan assets used for pension accounting is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed-income investments currently available and expected to be available during the period to maturity of the pension benefits.

(n) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Ricoh recognizes the effects of tax positions when it is expected to be more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authority. Tax benefits that meet the more likely than not recognition threshold are measured at the largest amount that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of operations.

(o) Research and Development Expenses and Advertising Costs

Research and development expenses and advertising costs are expensed as incurred.

(p) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in selling, general and administrative expenses in the consolidated statements of operations.

(q) Impairment or Disposal of Long-Lived Assets

Long-lived assets and acquired intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset or asset group to the expected future undiscounted net cash flows of the asset or asset group. If an asset or asset group is considered to be impaired, the impairment charge to be recognized is measured as the amount by which the carrying amount of the asset or asset group exceeds fair value. Long-lived assets meeting the criteria to be considered as held for sale are reported at the lower of their carrying amount or fair value less costs to sell.

(r) Net Income Attributable to Ricoh Company, Ltd. per Share

Basic net income attributable to Ricoh Company, Ltd. per share of common stock is calculated by dividing net income attributable to Ricoh Company, Ltd. by the weighted-average number of shares of common stock outstanding during the period. The calculation of diluted net income attributable to Ricoh Company, Ltd. per share of common stock is similar to the calculation of basic net income attributable to Ricoh Company, Ltd. per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds.

(s) Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen
	2011	2012	2013
Debt assumed in connection with adoption of new accounting standard for VIE	¥20,229	—	—

(t) Use of Estimates

Management of Ricoh has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of fair value of financial instruments and contingent assets and liabilities, to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Ricoh has identified seven areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are determination of the allowance for doubtful receivables, impairment of securities, impairment of long-lived assets including goodwill, uncertain tax positions, realizability of deferred tax assets, the valuation of assets and liabilities in business combinations and pension accounting.

(u) Recently Adopted New Accounting Standards

In the fiscal year ended March 31, 2013, Ricoh adopted Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income” which requires an entity to present net income and other comprehensive income either in a single continuous statement (one-statement approach) or in two separate, but consecutive, statements (two-statement approach).

Ricoh has elected the two-statement approach, which has been applied retrospectively for all periods presented.

(v) New Accounting Standards Not Yet Adopted

In December 2011, the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). In January 2013, ASU 2013-01 replaced ASU 2011-11. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. Both ASU’s are effective for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. Retrospective application is required. These ASU’s impact disclosures only and will have no impact on Ricoh’s consolidated financial position.

(w) Immaterial Corrections of the Prior Year’s Consolidated Statements of Cash Flows

The Company had presented cash flows related to short-term debt in financing activities on a net basis through the year ended March 31, 2012. Effective from the year ended March 31, 2013, the Company has presented these cash flows on a net basis only for those debts for which the original maturities are three months or less. The consolidated statements of cash flows for the years ended March 31, 2011 and 2012 have also been revised to properly present this cash flow information.

These revisions do not have any impact on previously reported net cash flows from financing activities.

Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions

3. ACQUISITIONS

Ricoh completed certain immaterial business combinations during the years ended March 31, 2011, 2012 and 2013 resulting in cash expenditure of ¥1,415 million, ¥14,816 million and ¥2,774 million, net of cash acquired, respectively.

Finance Receivables	12 Months Ended
Mar. 31, 2013
Finance Receivables

4. FINANCE RECEIVABLES

Finance receivables as of March 31, 2012 and 2013 are comprised primarily of lease receivables and installment loans.

Ricoh’s products are leased to domestic customers primarily through Ricoh Leasing Company, Ltd., a majority-owned domestic subsidiary, and to overseas customers primarily through certain overseas subsidiaries. Most of these leases are accounted for as sales-type leases. Sales revenue from sales-type leases is recognized at the inception of the leases.

Information pertaining to Ricoh’s lease receivables as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Future minimum lease payments to be received	¥645,010	¥648,347
Estimated non-guaranteed residual values	8,954	11,881
Unearned income	(41,133)	(38,661)
Allowance for doubtful receivables	(8,472)	(8,727)

Lease receivables, net	604,359	612,840
Less - Current portion of lease receivable, net	(212,101)	(227,866)

Amounts due after one year, net	¥392,258	¥384,974

As of March 31, 2013, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2014	¥237,741
2015	167,343
2016	123,217
2017	76,956
2018	32,084
2019 and thereafter	11,006

Total	¥648,347

The Company’s subsidiary, Ricoh Leasing Company, Ltd., has also extended certain types of loans as part of its business activity, which are primarily residential housing loans in Japan secured by the underlying real estate properties. The total balance of these loans, net of allowance for doubtful receivables, as of March 31, 2012 and 2013 was ¥83,361 million and ¥89,657 million, respectively. The current portion of loans receivable was ¥7,615 million and ¥8,023 million, respectively, as of March 31, 2012 and 2013, and was included in current maturities of long-term finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
New loans	¥15,465	¥22,222	¥22,398
Repayment of outstanding loans	9,777	11,519	16,327

Ricoh Leasing Company, Ltd. made: (1) transferring its lease receivables to a trust and received the beneficial interests in the trust originated from the transferred assets; and subsequently, (2) transferring the non-subordinated beneficial interests to and receiving cash as consideration from transferees, such as Special Purpose Entity (“SPE”) that are different from the trust mentioned above, as a part of securitization programs. The retained subordinated interests were considered as variable interests, since the subordinated interests had the obligation to absorb the expected loss of the trust.

The new consolidation provisions, which came into effect on April 1, 2010, eliminated the concept of excluding qualifying SPE from the scope of consolidation. In accordance with the new consolidation provisions, Ricoh performed a qualitative analysis to determine the primary beneficiary of a Variable Interest Entity (“VIE”). The primary beneficiary of a VIE has both the: (1) power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Ricoh Leasing Company, Ltd. was considered as the primary beneficiary since Ricoh Leasing Company, Ltd. acted as a special servicer for lease receivables transferred to the trust and therefore, deemed to meet the criteria (1) and (2) above.

As a result of the above consideration, for the year beginning on April 1, 2010, Ricoh consolidated the trust, which had been unconsolidated prior to March 31, 2010, at the carrying amounts of the trust’s assets and liabilities as of April 1, 2010, eliminating the retained subordinated beneficial interests on the consolidated balance sheet. The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥15,487	¥12,039
Long-term finance receivables, net	30,225	24,442
Current maturities of long-term indebtedness	12,487	10,161
(Including secured loans caused by lease transactions)	(11,835)	(10,161)
Long-term indebtedness	24,371	20,624
(Including secured loans caused by lease transactions)	(23,096)	(20,624)

For the difference between the net amount added to the balance sheet and the amount of previously recognized interest in the newly consolidated VIE, Ricoh recognized a cumulative effect adjustment of ¥410 million to retained earnings and ¥ 392 million to noncontrolling interests as of April 1, 2010. Servicing assets or liabilities related to securitization transactions initiated were not recorded, because the servicing fees adequately compensate Ricoh.

From April 1, 2010, the transferring of the non-subordinated beneficial interests was recorded as secured loans, since Ricoh Leasing Company, Ltd. retained subordinated beneficial interests and such interests did not meet the definition of participating interest. Lease receivables are only to be used to settle obligation of the trust’s liabilities or transferee’s liabilities in substantially.

Apart from the transactions mentioned above, Ricoh’s foreign subsidiaries transferred lease receivables with recourse. Ricoh recorded these transfers as secured loans, since these transactions did not meet the derecognition criteria of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥1,397	¥1,743
Long-term finance receivables, net	6,919	5,575
Current maturities of long-term indebtedness	1,397	1,743
Long-term indebtedness	6,919	5,575

In the year ended March 31, 2013, certain of Ricoh’s consolidated subsidiaries sold lease receivables of ¥27,605 million without recourse to third-party financial institutions for cash proceeds of ¥29,570 million, which were reported as operating cash flows in the consolidated statement of cash flows. Since Ricoh’s consolidated subsidiaries did not maintain effective control over the transferred lease receivables, such arrangements of lease receivable transfers were accounted for as sales, and a pre-tax gain of ¥1,965 million was recognized on these sales and reported in other revenue in the consolidated statements of operations. Although Ricoh’s consolidated subsidiaries have continued to service the sold lease receivables without any servicing fee, servicing assets or liabilities were not recorded as the related costs were not significant.

Investment Securities	12 Months Ended
Mar. 31, 2013
Investment Securities

5. INVESTMENT SECURITIES

Securities as of March 31, 2012 and 2013 consist of the followings:

	Millions of Yen
	2012	2013
Non-current:
Available-for-sale securities	¥43,633	¥52,319
Non-marketable equity securities	1,837	1,783

	¥45,470	¥54,102

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012				2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥35,489	¥6,590	¥225	¥41,854	¥35,378	¥15,058	¥69	¥50,367
Corporate debt securities	1,697	82	—	1,779	1,836	116	—	1,952

	¥37,186	¥6,672	¥225	¥43,633	¥37,214	¥15,174	¥69	¥52,319

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Millions of Yen
	March 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥61	¥5	¥288	¥64	¥349	¥69

Gross unrealized holding losses of available-for-sale securities as of March 31, 2013 consist of 13 security holdings. Ricoh concluded that the decline in fair value of investment securities at year end to be temporary, by considering such factors as financial and operating conditions of the issuer, the industry in which the issuer operates and other relevant factors. Ricoh judged the degree of decline in fair value of investment securities against the fair value to be immaterial.

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2013, regardless of their balance sheet classification, are as follows:

	Millions of Yen
	Cost	Fair value
Due after one year through five years	¥693	¥696
Over five years	1,143	1,256

	¥1,836	¥1,952

Proceeds from the sales of available-for-sale securities was ¥208 million for the years ended March 31, 2013. There were no significant proceeds from the sales of available-for-sale securities for the years ended March 31, 2012. Proceeds from the sales of available-for-sale securities was ¥126 million for the years ended March 31, 2011.

There were no significant realized gains and losses from the sales of available-for-sale securities for the years ended March 31, 2011, 2012 and 2013.

The loss on impairment of available-for-sale securities were ¥1,844 million, ¥5,012 million and ¥332 million for the years ended March 31, 2011, 2012 and 2013, respectively, which is presented as loss on impairment of securities on the consolidated statements of operations. The number of impaired available-for-sale securities were 14, 14 and 10 for the years ended March 31, 2011, 2012 and 2013, respectively. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2011, 2012 and 2013.

As for net unrealized gains and losses on securities in accumulated other comprehensive income (loss) and related reclassification adjustments for gains and losses realized in net income for the years ended March 31, 2011, 2012 and 2013, refer to Note 14.

Investments in and Advances to Affiliates	12 Months Ended
Mar. 31, 2013
Investments in and Advances to Affiliates

6. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The investments in and advances to affiliates primarily relate to less than majority-owned companies. Ricoh’s equity in the underlying net book values of the companies is approximately equal to their individual carrying values of ¥444 million and ¥1,026 million at March 31, 2012 and 2013, respectively.

Summarized financial information for all affiliates as of March 31, 2011, 2012 and 2013 is omitted because these investees are insignificant to Ricoh’s consolidated financial position or results of operations.

Transactions of Ricoh with these affiliates for the years ended March 31, 2011, 2012 and 2013, and the related account balances at March 31, 2012 and 2013 are omitted because there were no significant transactions or balances with these affiliates.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

7. RELATED PARTY TRANSACTIONS

MUSE Associates, LLC is a limited liability company wholly owned by the Company’s outside director, Mr. Mochio Umeda.

For the years ended March 31, 2012 and 2013, Ricoh paid the consulting fee of ¥35 million and ¥25 million to MUSE Associates, LLC respectively, which were recorded in selling, general and administrative expenses. There are no account balances relating to this transaction at March 31, 2012 and 2013. Fees and other transaction terms are determined through negotiations, based on consideration of the general market transaction data.

Goodwill, Other Intangible Assets And Long-Lived Assets	12 Months Ended
Mar. 31, 2013
Goodwill, Other Intangible Assets And Long-Lived Assets

8. GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS

Intangible asset acquired during the year ended March 31, 2013 totaled ¥12,625 million and consist of software of ¥12,204 million and trademarks and customer relationships of ¥421 million. The weighted average amortization period of software and trademarks and customer relationships are 5 years and 4 years, respectively.

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥154,358	¥(99,252)	¥55,106	¥166,779	¥(113,554)	¥53,225
Trademarks and customer relationships	62,791	(20,712)	42,079	70,564	(30,541)	40,023
Other	28,802	(13,894)	14,908	26,788	(13,159)	13,629

Total	245,951	(133,858)	112,093	264,131	(157,254)	106,877

Other intangible assets not subject to amortization			821			825

Total other intangible assets			¥112,914			¥107,702

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2011, 2012 and 2013 were ¥26,446 million, ¥26,153 million and ¥25,434 million, respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2013:

Years ending March 31	Millions of Yen
2014	¥24,240
2015	20,254
2016	15,165
2017	12,404
2018	10,435

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance
Goodwill - gross	¥221,092	—	¥221,092	¥220,103	¥3,726	¥223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	221,092	—	221,092	191,525	3,726	195,251

Goodwill acquired during the year	3,254	¥3,726	6,980	1,605	—	1,605
Impairment	(27,491)	—	(27,491)	—	—	—
Translation adjustments and other	(5,330)	—	(5,330)	24,347	14	24,361

Ending balance
Goodwill - gross	220,103	3,726	223,829	250,199	3,740	253,939
Accumulated impairment	(28,578)	—	(28,578)	(32,722)	—	(32,722)
Goodwill	¥191,525	¥3,726	¥195,251	¥217,477	¥3,740	¥221,217

As a result of annual goodwill impairment test date of December 31, 2010 and 2012, there was no reporting unit which goodwill was considered impaired.

As a result of annual goodwill impairment test date of December 31, 2011, goodwill assigned to Production Printing reporting unit was considered impaired due to worsening economic circumstances. Ricoh performed a reconciliation of the aggregate fair value of multiple reporting units to market capitalization at a goodwill impairment test date. Consequently Ricoh recognized an impairment loss of ¥27,491 million in operating expenses in the consolidated statements of operations for the year ended March 31, 2012. Refer to Note 19 for method of measurement of fair value of goodwill.

Ricoh recognized impairment losses of long-lived assets of ¥842 million, ¥10,070 million and ¥1,379 million for the years ended March 31, 2011, 2012 and 2013, respectively.

For the year ended March 31, 2013, impairment losses of ¥1,379 million were recorded. Impairment losses of ¥903 million were related to land and buildings primarily with the closure of the business office. The fair value of these assets was determined based on a combination of repurchase cost approach and market approach. The impairment losses were included in the results of Imaging & Solutions segment.

For the year ended March 31, 2012, machinery and equipment, intangible assets such as maintenance contract of Production Printing business were impaired by ¥9,519 million, and toolings, jigs and other assets of digital camera manufacturing facilities were impaired by ¥551 million, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future undiscounted cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses of ¥9,519 million and ¥551 million were included in the results of Imaging & Solutions segment and Other segment, respectively.

For the year ended March 31, 2011, impairment losses of ¥842 million were recorded mainly consisting of ¥332 million and ¥374 million. Impairment losses of ¥332 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment. Buildings, building-associated assets and structures which were not expected to use as business assets were impaired by ¥374 million with the closure of the business office in April 2011. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of Imaging & Solutions segment and Industrial Products segment.

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Aggregate cost	¥7,627	¥8,872
Accumulated amortization	6,299	7,269

The related future minimum lease payments and the present values of the net minimum lease payments as of March 31, 2013 are ¥1,952 million and ¥1,889 million, respectively.

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

9. INCOME TAXES

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥(11,415)	¥(21,001)	¥17,156
Foreign	55,584	(10,936)	41,017

	¥44,169	¥(31,937)	¥58,173

Provision for income taxes:
Current:
Domestic	¥(2,821)	¥13,302	¥5,647
Foreign	24,322	19,007	15,432

	¥21,501	¥32,309	¥21,079

Deferred:
Domestic	¥415	¥(15,443)	¥(1,873)
Foreign	494	(8,643)	1,632

	¥909	¥(24,086)	¥(241)

Consolidated provision for income taxes	¥22,410	¥8,223	¥20,838

Total income taxes are allocated as follows:

	Millions of Yen
	2011	2012	2013
Provision for income taxes relating to continuing operations	¥22,410	¥8,223	¥20,838
Equity:
Foreign currency translation adjustments	(20)	(25)	121
Net unrealized gains and losses on securities	61	832	2,807
Net unrealized gains and losses on derivatives	(23)	39	259
Pension liability adjustments	(98)	(10,970)	1,994

Total	¥22,330	¥(1,901)	¥26,019

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 41% for the years ended March 31, 2011 and 2012 and 38% for the year ended March 31, 2013.

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2011	2012	2013
Statutory tax (benefit) rate	41%	(41)%	38%
Nondeductible expenses	5	6	3
Change in valuation allowance	22	25	6
Tax credit for research and development and other	(2)	—	(2)
Unrecognized tax benefits	0	14	2
Taxes on undistributed earnings of foreign subsidiaries	0	1	0
Prior period tax accrual adjustment	0	(9)	0
Difference in statutory tax rates of foreign subsidiaries	(13)	(4)	(12)
Nondeductible goodwill impairment loss	—	13	—
Change in tax law and rate	—	23	—
Other, net	(2)	(2)	1

Effective tax rate	51%	26%	36%

The corporate tax rate has been changed due to the new laws enacted by the Japanese government on November 30, 2011. As a result of this change in tax law, the statutory tax rate has been reduced from approximately 41% to 38% during the period of March 31, 2013 to March 31, 2015, and to approximately 36% from March 31, 2016 onward. Consequently, the statutory tax rate of calculating deferred tax assets and liabilities that are expected to be settled and realized during the period of April 1, 2013 to March 31, 2015 is approximately 38% and from April 1, 2015 onward is approximately 36%.

Net deferred tax assets that existed at the enactment date were re-measured and reduced by ¥7,484 million and the resulting charge is reflected to provision for income taxes in the consolidated statements of operations for the fiscal year ended March 31, 2012.

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued expenses	¥20,126	¥21,853
Property, plant and equipment	5,049	7,828
Accrued pension and severance costs	60,436	61,097
Net operating loss carryforwards	51,895	51,194
Goodwill and other intangible assets	6,453	7,204
Other	25,354	29,774

Total gross deferred tax assets	169,313	178,950
Less - Valuation allowance	(42,553)	(56,081)

Total deferred tax assets	126,760	122,869

Deferred tax liabilities:
Sales-type leases	(1,375)	(1,091)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(9,770)	(10,514)
Net unrealized gains and losses on securities	(2,815)	(6,183)
Other intangible assets	(15,531)	(14,993)
Other	(4,778)	(3,734)

Total deferred tax liabilities	(34,269)	(36,515)

Net deferred tax assets	¥92,491	¥86,354

Net deferred tax assets as of March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Deferred income taxes and other (Current assets)	¥52,369	¥49,098
Lease deposits and other (Investments and other assets)	53,343	51,154
Accrued expenses and other (Current liabilities)	(2,957)	(1,383)
Deferred income taxes and other (Long-term liabilities)	(10,264)	(12,515)

Total	¥92,491	¥86,354

The valuation allowance during the years ended March 31, 2011, 2012 and 2013 increased by ¥6,942 million, ¥5,419 million and ¥13,528 million, respectively. The valuation allowance primarily relates to deferred tax assets of the consolidated subsidiaries with net operating loss carryforwards for tax purposes that are not expected to be realized.

In assessing the realizability of deferred tax assets, Ricoh considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and whether loss carryforwards are utilizable. Ricoh considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, Ricoh believes it is more likely than not that the deferred tax assets of these deductible differences, net of the existing valuation allowance will be realized. The amount of the deferred tax asset considered realizable, however, would be reduced if estimates of future taxable income during the carryforward period are reduced.

As of March 31, 2013, the Company and certain subsidiaries had net operating losses carried forward for income tax purposes of approximately ¥216,897 million which were available to reduce future taxable income, if any. Approximately ¥30,123 million of the operating losses will expire within 3 years, ¥59,940 million will expire within 4 years to 9 years and ¥100,736 million will expire within 10 years to 20 years. The remainder have indefinite carryforward period.

Ricoh has not recognized deferred tax liability for certain portion of the undistributed earnings of its foreign subsidiaries of ¥349,948 million as of March 31, 2013 because Ricoh intends to permanently reinvest such earnings. The calculation of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen
	2011	2012	2013
Beginning balance	¥12,050	¥10,453	¥16,293
Additions for tax positions of current year	12	4,588	2,817
Additions for tax positions of prior years	148	1,692	512
Reductions for tax positions of prior years	(313)	(269)	(436)
Settlements	(243)	(103)	(103)
Effect of exchange rate changes	(1,201)	(68)	2,620

Ending balance	¥10,453	¥16,293	¥21,703

Total amount of unrecognized tax benefits as of March 31, 2012 and 2013 that would reduce the effective tax rate, if recognized, are ¥11,489 million and ¥14,716 million, respectively.

Although Ricoh believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Based on each of the items of which Ricoh is aware as of March 31, 2013, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Ricoh recognizes interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statements of operations. Both interest and penalties accrued as of March 31, 2012 and 2013 and interest and penalties included in provision for income taxes for the years ended March 31, 2011, 2012 and 2013 are not material.

Ricoh files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Ricoh is no longer subject to regular income tax examinations by the tax authority for fiscal years before 2009. While there has been no specific indication by the tax authority that Ricoh will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for fiscal years after 2006. In other major foreign tax jurisdictions, Ricoh is no longer subject to income tax examinations by tax authority for fiscal years before 2006 and 2011 in the United States and United Kingdom, respectively.

Short-Term Borrowings	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings

10. SHORT-TERM BORROWINGS

Short-term borrowings as of March 31, 2012 and 2013 consist of the followings:

	Weighted average interest rate		Millions of Yen
	2012	2013	2012	2013
Borrowings, principally from banks	0.9%	2.0%	¥33,667	¥34,933
Commercial paper	0.1	0.2	77,605	30,286

			¥111,272	¥65,219

These short-term borrowings included borrowings, principally from banks and commercial paper denominated in foreign currencies amounting to ¥44,397 million and ¥38,558 million as of March 31, 2012 and 2013, respectively.

The Company and certain subsidiaries enter into the contracts with financial institutions regarding lines of credit and overdrafts. Those same financial institutions hold the issuing programs of commercial paper. Ricoh had aggregate lines of credit of ¥675,149 million and ¥703,653 million as of March 31, 2012 and 2013, respectively. Unused lines of credit amounted to ¥544,062 million and ¥639,554 million as of March 31, 2012 and 2013, respectively, of which ¥197,052 million and ¥276,144 million related to commercial paper programs and the unused portion is available for immediate borrowings.

Long-Term Indebtedness	12 Months Ended
Mar. 31, 2013
Long-Term Indebtedness

11. LONG-TERM INDEBTEDNESS

Long-term indebtedness as of March 31, 2012 and 2013 consists of the followings:

	Millions of Yen
	2012	2013
Bonds:
1.39%, straight bonds, payable in yen, due March 2014	¥50,000	¥50,000
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,411	2,764
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,921	2,202
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000
0.35%, straight bonds, payable in yen, due November 2017 issued by a consolidated subsidiary	—	20,000

Total bonds	204,332	224,966

Unsecured loans-
Banks and insurance companies,
weighted average interest rate	0.95%	0.88%
due 2019	379,135	372,318

Secured loans-
Banks, insurance companies and other financial institution,
weighted average interest rate	0.01%	0.00%
due 2014	447	222

Long-term indebtedness caused by lease transactions (see Note 4)	45,174	38,103

Capital lease obligations (see Note 8)	1,507	1,952

Total	630,595	637,561
Less - Current maturities included in current liabilities	(105,160)	(161,180)

	¥525,435	¥476,381

Secured loans are collateralized by land, buildings and lease receivables with book values of ¥512 million and ¥314 million as of March 31, 2012 and 2013.

All bonds outstanding as of March 31, 2013 are redeemable at the option of Ricoh under certain conditions as provided in the applicable agreements.

Bonds are subject to certain covenants such as restrictions on additional secured indebtedness, as defined in the agreements. Ricoh was in compliance with such covenants as of March 31, 2013.

As is customary in Japan, substantially all of the bank borrowings are subject to general agreements with respective banks. Banks may request for additional security for these loans if there is reasonable and probable cause and may treat the additional security, as well as cash deposits, as security for present and future indebtedness. Ricoh has never been requested to submit such additional security with respect to any material borrowings.

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥161,180
2015	160,807
2016	112,829
2017	76,971
2018	82,094
2019 and thereafter	43,680

Total	¥637,561

Pension And Retirement Allowance Plans	12 Months Ended
Mar. 31, 2013
Pension And Retirement Allowance Plans

12. PENSION AND RETIREMENT ALLOWANCE PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employees’ pension fund plans in trust covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments.

Contributions to these plans have been made to provide future pension payments in conformity with an actuarial calculation determined by the current basic rate of pay.

From April 1, 2013, the Company and some of its subsidiaries in Japan have modified a portion of the existing defined benefit pension plans into defined contribution plan. As a result of this modification, Ricoh recognized curtailment gain in accumulated other comprehensive income (loss) for the year ended March 31, 2013.

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
Domestic plans	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥275,690	¥277,598
Service cost	11,023	11,170
Interest cost	5,509	4,354
Actuarial loss	14,068	8,015
Prior service cost	—	(285)
Curtailments	—	(6,914)
Benefits paid	(31,082)	(17,325)
Benefit obligations assumed in connection with business acquisition	2,390	—

Benefit obligations at end of year	277,598	276,613

Change in plan assets:
Fair value of plan assets at beginning of year	159,831	153,212
Actual return on plan assets	599	14,033
Employer contribution	8,297	7,361
Partial withdrawal of plan assets	(260)	(170)
Benefits paid	(15,255)	(10,183)

Fair value of plan assets at end of year	153,212	164,253

Funded status	¥(124,386)	¥(112,360)

	Millions of Yen
Foreign plans	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥166,957	¥192,411
Service cost	1,266	1,335
Interest cost	8,486	8,844
Plan participants’ contributions	538	553
Actuarial loss	25,303	14,163
Prior service cost	—	(43)
Settlement	(1,846)	(100)
Benefits paid	(5,591)	(6,823)
Foreign exchange impact and other	(2,702)	24,924

Benefit obligations at end of year	¥192,411	¥235,264

Change in plan assets:
Fair value of plan assets at beginning of year	¥142,042	¥151,196
Actual return on plan assets	13,730	14,119
Employer contribution	3,860	6,114
Plan participants’ contributions	538	553
Settlement	(952)	—
Benefits paid	(5,591)	(6,823)
Foreign exchange impact	(2,431)	19,446

Fair value of plan assets at end of year	¥151,196	¥184,605

Funded status	¥(41,215)	¥(50,659)

Net amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of:

	Millions of Yen
Domestic plans	2012	2013
Lease deposits and other	¥3,493	¥2,691
Accrued expenses and other	(5,513)	(2,590)
Accrued pension and severance costs	(122,366)	(112,461)

Net amount recognized	¥(124,386)	¥(112,360)

	Millions of Yen
Foreign plans	2012	2013
Lease deposits and other	¥1,244	¥1,297
Accrued expenses and other	(68)	(128)
Accrued pension and severance costs	(42,391)	(51,828)

Net amount recognized	¥(41,215)	¥(50,659)

Net amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 consist of:

	Millions of Yen
Domestic plans	2012	2013
Net actuarial loss	¥99,344	¥84,736
Prior service credit	(29,571)	(25,840)

Net amount recognized	¥69,773	¥58,896

	Millions of Yen
Foreign plans	2012	2013
Net actuarial loss	¥37,501	¥42,965
Prior service credit	(807)	(795)

Net amount recognized	¥36,694	¥42,170

The accumulated benefit obligations as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
Domestic plans	2012	2013
Accumulated benefit obligations	¥272,199	¥272,236

	Millions of Yen
Foreign plans	2012	2013
Accumulated benefit obligations	¥186,191	¥230,312

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	Domestic plans		Foreign plans
	2012	2013	2012	2013
Discount rate	1.6%	1.3%	4.7%	4.3%
Rate of compensation increase	3.3%	3.3%	2.0%	2.9%

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Domestic plans			Foreign plans
	2011	2012	2013	2011	2012	2013
Discount rate	2.1%	2.0%	1.6%	6.2%	5.6%	4.7%
Rate of compensation increase	6.5%	3.3%	3.3%	3.5%	2.0%	2.0%
Expected long-term return on plan assets	0.3%	0.3%	1.4%	5.7%	5.8%	5.5%

In determining the expected long-term rate of return on pension plan assets, Ricoh considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on Ricoh’s analysis of historical results.

The net periodic pension cost of the pension plans for the years ended March 31, 2011, 2012 and 2013 consists of the following components:

	Millions of Yen
Domestic plans	2011	2012	2013
Service cost	¥10,819	¥11,023	¥11,170
Interest cost	5,705	5,509	4,354
Expected return on plan assets	(531)	(476)	(2,134)
Net amortization	1,860	1,627	1,677

Total net periodic pension cost	¥17,853	¥17,683	¥15,067

	Millions of Yen
Foreign plans	2011	2012	2013
Service cost	¥1,821	¥1,266	¥1,335
Interest cost	9,014	8,486	8,844
Expected return on plan assets	(8,236)	(8,227)	(8,383)
Net amortization	935	595	1,583
Settlement benefit	(182)	(115)	(17)

Total net periodic pension cost	¥3,352	¥2,005	¥3,362

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen
Domestic plans	2012	2013
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥277,598	¥267,221
Fair value of plan assets	153,212	152,170
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥272,199	¥263,025
Fair value of plan assets	153,212	152,170

	Millions of Yen
Foreign plans	2012	2013
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥187,597	¥229,611
Fair value of plan assets	148,472	177,655
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥183,486	¥221,869
Fair value of plan assets	148,472	174,679

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of Ricoh’s benefit plan assets as of March 31, 2012 and 2013, by asset class, are as follows:

	Millions of Yen
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥14,744	—	—	¥14,744
Pooled funds(a)	—	¥25,303	—	25,303
Debt securities:
Domestic bonds	4,934	—	—	4,934
Foreign bonds	—	—	—	—
Pooled funds(b)	—	58,237	—	58,237
Life insurance company general accounts	—	38,019	—	38,019
Other assets	21	11,954	—	11,975

Total assets	¥19,699	¥133,513	—	¥153,212

	Millions of Yen
	March 31, 2013
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥17,759	—	—	¥17,759
Pooled funds(c)	—	¥30,787	—	30,787
Debt securities:
Domestic bonds	5,182	—	—	5,182
Foreign bonds	—	—	—	—
Pooled funds(d)	—	61,286	—	61,286
Life insurance company general accounts	—	36,984	—	36,984
Other assets	110	12,145	—	12,255

Total assets	¥23,051	¥141,202	—	¥164,253

	Millions of Yen
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	—	—	—	—
Foreign companies	¥16,724	—	—	¥16,724
Pooled funds(e)	6,673	¥13,408	¥5,618	25,699
Debt securities:
Domestic bonds	1,171	—	—	1,171
Foreign bonds	37,605	—	—	37,605
Pooled funds(f)	26,921	15,276	6,344	48,541
Life insurance company general accounts	—	17,996	—	17,996
Other assets	1,731	1,433	296	3,460

Total assets	¥90,825	¥48,113	¥12,258	¥151,196

	Millions of Yen
	March 31, 2013
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	—	—	—	—
Foreign companies	¥5,819	—	—	¥5,819
Pooled funds(e)	—	¥23,510	¥16,627	40,137
Debt securities:
Domestic bonds	—	—	—	—
Foreign bonds	57,848	—	—	57,848
Pooled funds(f)	15,873	38,699	—	54,572
Life insurance company general accounts	—	20,468	—	20,468
Other assets	3,832	1,829	100	5,761

Total assets	¥83,372	¥84,506	¥16,727	¥184,605

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of approximately 45% domestic companies and 55% foreign companies for domestic plans.
(d)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(e)	These funds invest in equity securities consisting of mainly foreign companies for foreign plans.
(f)	These funds invest in debt securities consisting of mainly foreign bonds for foreign plans.

Level 1 assets are comprised principally of listed equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values provided by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value. Common stock and bonds of the Company and certain of its domestic subsidiaries included in plan assets were immaterial at March 31, 2012 and 2013.

Ricoh’s investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit investments in mutual funds and debt and equity securities and prohibit speculative investment in derivative financial instruments. Ricoh addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international fixed income securities and domestic and international equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Ricoh’s model portfolio for domestic plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Ricoh’s model portfolio for foreign plans has been developed as follows: approximately 25% is invested in equity securities, approximately 60% is invested in debt securities, and approximately 15% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The following table presents a reconciliation of activity for the assets classified as Level 3 in the fair value hierarchy for the years ended March 31, 2012 and 2013.

	Millions of yen
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Beginning balance	¥2,445	¥6,346	¥2,175	¥10,966
Actual return on plan assets:
Net unrealized gains	329	460	—	789
Realized gains	—	—	—	—
Purchases, sales and settlements, net	2,752	(391)	(1,783)	578
Foreign exchange impact	92	(71)	(96)	(75)

Ending balance	¥5,618	¥6,344	¥296	¥12,258

	Millions of yen
	2013
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Beginning balance	¥5,618	¥6,344	¥296	¥12,258
Actual return on plan assets:
Net unrealized gains (losses)	992	(1,785)	—	(793)
Realized gains (losses)	(293)	2,496	—	2,203
Purchases, sales and settlements, net	8,307	(6,831)	(210)	1,266
Foreign exchange impact	2,003	(224)	14	1,793

Ending balance	¥16,627	—	¥100	¥16,727

Ricoh expects to contribute ¥15,340 million to its pension plans for the year ending March 31, 2014. The estimated net actuarial loss and prior service credit for Ricoh’s pension fund plans that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost over the year ending March 31, 2014 are ¥7,872 million and ¥(4,153) million, respectively.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2014	¥10,638	¥8,241
2015	12,444	8,419
2016	12,562	8,608
2017	12,324	9,030
2018	13,799	9,560
2019 – 2023	81,758	55,966

The Company and certain subsidiaries have defined contribution plans. The cost of defined contribution plans for the years ended March 31, 2011, 2012 and 2013 were ¥6,620 million, ¥6,515 million and ¥7,018 million, respectively.

Ricoh Company, Ltd. Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Ricoh Company, Ltd. Shareholders' Equity

13. RICOH COMPANY, LTD. SHAREHOLDERS’ EQUITY

The Corporation Law of Japan provides that an amount equal to 10% of cash dividends and other distributions from retained earnings paid by the Company and its domestic subsidiaries be appropriated as additional paid-in capital or legal reserve. No further appropriation is required when the total amount of the additional paid-in capital and legal reserve equals to or exceeds 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries. Legal reserves included in retained earnings are restricted from being used as dividend distributions.

The Corporation Law of Japan requires a company to obtain the approval of shareholders for transferring amounts between common stock and additional paid-in capital. The Corporation Law of Japan also permits a company to transfer an amount of common stock or additional paid-in capital to retained earnings in principle upon approval of shareholders.

Cash dividends are approved by the shareholders after the end of each fiscal period or are declared by the Board of Directors after the end of each interim six-month period. Such dividends are payable to shareholders of record at the end of each such fiscal or interim six-month period. At the Ordinary General Meeting of Shareholders held on June 21, 2013, the shareholders approved the declaration of a cash dividend (¥16.50 per share) on the common stock totaling ¥11,963 million, which would be paid to shareholders of record as of March 31, 2013. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2013.

The amount of retained earnings legally available for dividend distribution is recorded in the Company’s non-consolidated books and amounts to ¥264,137 million as of March 31, 2013.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss)

14. OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2011:
Foreign currency translation adjustments	¥(37,958)	¥20	¥(37,938)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,668)	680	(988)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076

Net unrealized gains and losses on securities	149	(61)	88

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(270)	110	(160)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127

Net unrealized gains and losses on derivatives	(56)	23	(33)

Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,058)	1,186	(1,872)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707

Net pension liability adjustment	(263)	98	(165)

Other comprehensive income (loss)	¥(38,128)	¥80	¥(38,048)

2012:
Foreign currency translation adjustments	¥(15,091)	¥25	¥(15,066)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(2,975)	1,213	(1,762)
Less - Reclassification adjustment for gains and losses realized in net income	5,015	(2,045)	2,970

Net unrealized gains and losses on securities	2,040	(832)	1,208

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(47)	30	(17)
Less - Reclassification adjustment for gains and losses realized in net income	169	(69)	100

Net unrealized gains and losses on derivatives	122	(39)	83

Pension liability adjustments:
Unrealized gains and losses arising during the year	(33,355)	11,843	(21,512)
Less - Reclassification adjustment for gains and losses realized in net income	2,222	(873)	1,349

Net pension liability adjustment	(31,133)	10,970	(20,163)

Other comprehensive income (loss)	¥(44,062)	¥10,124	¥(33,938)

2013:
Foreign currency translation adjustments	¥49,491	¥(121)	¥49,370
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	7,554	(2,705)	4,849
Less - Reclassification adjustment for gains and losses realized in net income	286	(102)	184

Net unrealized gains and losses on securities	7,840	(2,807)	5,033

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	544	(207)	337
Less - Reclassification adjustment for gains and losses realized in net income	138	(52)	86

Net unrealized gains and losses on derivatives	682	(259)	423

Pension liability adjustments:
Unrealized gains and losses arising during the year	2,141	(803)	1,338
Less - Reclassification adjustment for gains and losses realized in net income	3,260	(1,191)	2,069

Net pension liability adjustment	5,401	(1,994)	3,407

Other comprehensive income (loss)	¥63,414	¥(5,181)	¥58,233

For the year ended March 31, 2013, unrealized gains and losses resulting from the pension liability adjustments of net actuarial loss and prior service cost were ¥1,813 million and ¥328 million, respectively . The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(7,331) million and ¥4,071 million, respectively. The income tax benefits (expenses) allocated to above were ¥(688) million, ¥(115) million, ¥2,643 million and ¥(1,452) million, respectively.

For the year ended March 31, 2012, unrealized gains and losses resulting from the pension liability adjustments of net actuarial loss was ¥(33,355) million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,698) million and ¥4,476 million, respectively. The income tax benefits (expenses) allocated to above were ¥11,843 million, ¥2,685 million and ¥(1,812) million, respectively.

For the year ended March 31, 2011, unrealized gains and losses resulting from the pension liability adjustments of net actuarial loss and prior service cost were ¥(2,356) million and ¥(702) million, respectively . The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,380) million and ¥3,585 million, respectively. The income tax benefits (expenses) allocated to above were ¥924 million, ¥262 million, ¥2,542 million and ¥(1,454) million, respectively.

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of Yen
	2011	2012	2013
Foreign currency translation adjustments:
Beginning balance	¥(86,046)	¥(124,253)	¥(139,125)
Current period other comprehensive income (loss)	(38,207)	(14,872)	49,499

Ending balance	¥(124,253)	¥(139,125)	¥(89,626)

Unrealized gains and losses on securities:
Beginning balance	¥2,372	¥2,466	¥3,681
Current period other comprehensive income	94	1,215	4,984

Ending balance	¥2,466	¥3,681	¥8,665

Unrealized gains and losses on derivatives:
Beginning balance	¥(1,157)	¥(1,168)	¥(1,153)
Current period other comprehensive income (loss)	(11)	15	292

Ending balance	¥(1,168)	¥(1,153)	¥(861)

Pension liability adjustments:
Beginning balance	¥(47,335)	¥(47,493)	¥(67,578)
Current period other comprehensive income (loss)	(158)	(20,085)	3,312

Ending balance	¥(47,493)	¥(67,578)	¥(64,266)

Total accumulated other comprehensive loss:
Beginning balance	¥(132,166)	¥(170,448)	¥(204,175)
Current period other comprehensive income (loss)	(38,282)	(33,727)	58,087

Ending balance	¥(170,448)	¥(204,175)	¥(146,088)

Per Share Data	12 Months Ended
Mar. 31, 2013
Per Share Data

15. PER SHARE DATA

Dividends per share shown in the consolidated statements of operations are computed based on dividends paid for the year.

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2011	2012	2013
Weighted average number of shares of common stock outstanding	725,555	725,483	725,063
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	13,739	—	—

Diluted shares of common stock outstanding	739,294	725,483	725,063

	Millions of Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd.	¥18,630	¥(44,560)	¥32,467
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥18,592	¥(44,560)	¥32,467

	Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥25.68	¥(61.42)	¥44.78
Diluted	25.15	(61.42)	—

Diluted net income (loss) per share attributable to Ricoh Company, Ltd. for the year ended March 31, 2013 is omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Euro Yen Zero Coupon Convertible Bonds was excluded as anti-dilutive for the year ended March 31, 2012 due to Ricoh incurring a net loss attributable to Ricoh Company, Ltd.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

16. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

Ricoh enters into various derivative financial instrument contracts in the normal course of business in connection with the management of its assets and liabilities.

Ricoh uses derivative instruments to reduce risk and protect market value of assets and liabilities in conformity with Ricoh’s policy. Ricoh does not use derivative financial instruments for trading or speculative purposes, nor is it a party to leveraged derivatives.

All derivative instruments are exposed to credit risk arising from the inability of counterparties to meet the terms of the derivative contracts. However, Ricoh does not expect any counterparties to fail to meet their obligations because these counterparties are financial institutions with satisfactory credit ratings. Ricoh utilizes a number of counterparties to minimize the concentration of credit risk.

Foreign Exchange Risk Management

Ricoh conducts business on a global basis and holds assets and liabilities denominated in foreign currencies. Ricoh enters into foreign currency contracts and foreign currency options to hedge against the potentially adverse impacts of foreign currency fluctuations on those assets and liabilities denominated in foreign currencies.

Interest Rate Risk Management

Ricoh enters into interest rate swap agreements (including interest rate and currency swap agreements) to hedge against the potential adverse impacts of changes in fair value or cash flow fluctuations on interest of its outstanding debt.

Fair Value Hedges

Changes in the fair value of derivative instruments and the related hedged items designated and qualifying as fair value hedges are included in other (income) expenses on the consolidated statements of operations. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2011 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Because hedging instruments and hedging items have expired during the year ended March 31, 2011, there are no fair value hedges as of March 31, 2012 and 2013.

Cash Flow Hedges

Changes in the fair value of derivative instruments designated and qualifying as cash flow hedges are included in accumulated other comprehensive income (loss) and noncontrolling interests on the consolidated balance sheets. These amounts are reclassified into earnings as interest on the hedged loans is paid. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2011, 2012 and 2013 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Ricoh expects that it will reclassify into earnings through other expenses during the next 12 months approximately ¥25 million gain of the balance of accumulated other comprehensive income (loss) as of March 31, 2013.

Undesignated Derivative Instruments

Derivative instruments not designated as hedging instruments are held to reduce the risk relating to the variability in exchange rates on assets and liabilities denominated in foreign currencies. Changes in the fair value of these instruments are included in other (income) expenses on the consolidated statements of operations.

Contract amounts of derivative instruments at March 31, 2012 and 2013 are shown in the following tables:

	Millions of Yen
	2012	2013
Interest rate swap agreements	¥339,234	¥311,883
Foreign currency contracts	190,543	214,512
Foreign currency options	27,657	8,451

The location and fair value amounts of derivative instruments in consolidated balance sheets at March 31, 2012 and 2013 are shown in the following tables:

Derivatives designated as hedging instruments

	Current			Long-term
	Fair value			Fair value
	Balance sheet Location	Millions of Yen		Balance sheet Location	Millions of Yen
		2012	2013		2012	2013
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	—	—	Lease deposits and other	¥45	¥835

		2012	2013		2012	2013
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥452	¥217	Deferred income taxes and other	¥1,526	¥1,781

Derivatives not designated as hedging instruments

	Current			Long-term
	Fair value			Fair value
	Balance sheet Location	Millions of Yen		Balance sheet Location	Millions of Yen
		2012	2013		2012	2013
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	—	—	Lease deposits and other	—	—
Foreign currency contracts		¥389	¥531		¥79	—
Foreign currency options		36	99		—	—

Total		¥425	¥630		¥79	—

		2012	2013		2012	2013
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥27	¥3	Deferred income taxes and other	¥222	¥238
Foreign currency contracts		3,112	10,114		3,188	10,334
Foreign currency options		1,056	15		—	—

Total		¥4,195	¥10,132		¥3,410	¥10,572

Total fair value amounts of derivative instruments

	Millions of Yen
	Fair value
	2012	2013
Total asset derivatives	¥549	¥1,465
Total liability derivatives	¥9,583	¥22,702

The location and amount of gains and losses related to derivatives reported in the consolidated statements of operations for the years ended March 31, 2011, 2012, 2013 are shown in the following tables.

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥(270)	Interest expense	¥(214)	—	—

	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge Interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

Derivatives designated as hedging instruments for the year ended March 31, 2012

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥(47)	Interest expense	¥(169)	—	—

Derivatives designated as hedging instruments for the year ended March 31, 2013

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥544	Interest expense	¥(138)	—	—

Derivatives not designated as hedging instruments

	Location	Millions of Yen
		2011	2012	2013
Interest rate swap agreements	Other, net	¥67	¥(153)	¥8
Foreign currency contracts	Foreign currency exchange (gain) loss, net	1,446	(3,640)	(14,085)
Foreign currency options	Foreign currency exchange (gain) loss, net	254	(976)	1,104

Total		¥1,767	¥(4,769)	¥(12,973)

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

17. COMMITMENTS AND CONTINGENT LIABILITIES

As of March 31, 2013, Ricoh had outstanding contractual commitments for acquisition or construction of property, plant and equipment and other assets aggregating ¥40,539 million.

As of March 31, 2013, there were no significant contingent liabilities.

Ricoh made rental payments totaling ¥46,718 million, ¥47,819 million and ¥47,597 million for the years ended March 31, 2011, 2012 and 2013, respectively, under cancelable and non-cancelable operating lease agreements for office space, warehouse, machinery and equipment.

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥24,001
2015	19,530
2016	12,926
2017	7,601
2018	4,773
2019 and thereafter	11,128

Total	¥79,959

As of March 31, 2013, the Company and certain subsidiaries were parties of litigation involving routine matters, such as patent rights. In the opinion of management, the ultimate liability, if any, resulting from such litigation will not materially affect the consolidated financial position or the results of operations of Ricoh.

Disclosures About the Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2013
Disclosures About the Fair Value of Financial Instruments

18. DISCLOSURES ABOUT THE FAIR VALUE OF FINANCIAL INSTRUMENTS

(a) Cash and cash equivalents, Time deposits, Trade receivables, Short-term borrowings, Current maturities of long-term indebtedness, Trade payables and Accrued expenses

The carrying amounts approximate fair values because of the short maturities of these instruments.

(b) Investment securities

The fair value of investment securities is principally based on quoted market price. Ricoh have not estimated the fair value of non-marketable equity securities, as it is not practicable. Because there were no quoted market prices for non-marketable equity securities and each security had different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs. The carrying amounts of non-marketable equity securities were ¥1,837 million and ¥1,783 million as of March 31, 2012 and 2013, respectively.

(c) Installment loans

The fair value of installment loans is based on the present value of future cash flows using the current interest rate for similar instruments of comparable maturity. Installment loans using inputs described above are classified as Level 2 under the fair value measurement and disclosure framework.

(d) Long-term indebtedness

The fair value of each of the long-term indebtedness instruments is based on the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar instruments of comparable maturity. Long-term indebtedness using inputs described above are classified as Level 2 under the fair value measurement and disclosure framework.

(e) Interest rate swap agreements

The fair value of interest rate swap agreements is mainly estimated by obtaining quotes from brokers.

(f) Foreign currency contracts and Foreign currency options

The fair value of foreign currency contracts and foreign currency options is mainly estimated by obtaining quotes from brokers.

The estimated fair value of the financial instruments as of March 31, 2012 and 2013 is summarized as follows:

	Millions of Yen
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥43,633	¥43,633	¥52,319	¥52,319
Installment loans	83,361	84,441	89,657	90,655
Long-term indebtedness	(525,435)	(524,056)	(476,381)	(475,018)
Interest rate swap agreements:
assets	45	45	835	835
liabilities	2,227	2,227	2,239	2,239
Foreign currency contracts:
assets	468	468	531	531
liabilities	6,300	6,300	20,448	20,448
Foreign currency options:
assets	36	36	99	99
liabilities	1,056	1,056	15	15

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

19. FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level fair value hierarchy that prioritizes the inputs used to measure fair value is established. The three levels of inputs used to measure fair value are as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The following tables present the fair-value hierarchy levels of Ricoh’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Millions of Yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥35,734	—	—	¥35,734
Foreign equity securities	6,120	—	—	6,120
Foreign corporate bonds	1,779	—	—	1,779
Derivative instruments:
Interest rate swap agreements	—	¥45	—	45
Foreign currency contracts	—	468	—	468
Foreign currency options	—	36	—	36

Total assets	¥43,633	¥549	—	¥44,182

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,227	—	¥2,227
Foreign currency contracts	—	6,300	—	6,300
Foreign currency options	—	1,056	—	1,056

Total liabilities	—	¥9,583	—	¥9,583

	Millions of Yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥41,622	—	—	¥41,622
Foreign equity securities	8,745	—	—	8,745
Foreign corporate bonds	1,952	—	—	1,952
Derivative instruments:
Interest rate swap agreements	—	¥835	—	835
Foreign currency contracts	—	531	—	531
Foreign currency options	—	99	—	99

Total assets	¥52,319	¥1,465	—	¥53,784

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,239	—	¥2,239
Foreign currency contracts	—	20,448	—	20,448
Foreign currency options	—	15	—	15

Total liabilities	—	¥22,702	—	¥22,702

Available-for-sale securities

Available-for-sale securities classified as Level 1 in the fair value hierarchy contain marketable equity securities and bonds. Marketable equity securities and bonds are valued using a market approach based on the quoted market prices of identical instruments in active markets.

Derivative instruments

Derivative instruments consist of foreign currency contracts, currency swap agreements, foreign currency options and interest rate swap agreements (including interest rate and currency swap agreements). These derivative instruments are classified as Level 2 in the fair value hierarchy, since they are valued using observable market data such as LIBOR-based yield curves.

Assets and liabilities measured at fair value on a non-recurring basis

During the year ended March 31, 2013, long-lived assets with a carrying amount of ¥ 2,088 million were written down to their fair value of ¥ 709 million, resulting in an impairment charge of ¥ 1,379 million, which was included in operating expenses in the consolidated statements of operations. Ricoh determined the fair value based on a combination of repurchase cost approach and market approach using unobservable inputs such as residual value ratio and classified the long-lived assets as Level 3.

During the year ended March 31, 2012, goodwill with a carrying amount of ¥27,491 million were written down to their fair value of ¥0 million, resulting in an impairment charge of ¥27,491 million, which was included in operating expenses in the consolidated statements of operations. Ricoh determined the fair value based on a combination of cost approach and market approach using unobservable inputs, such as estimated realization or liquidity level and discount rate, which considered prices and other relevant information generated by market transactions involving comparable assets and liabilities, and therefore this measurement is classified as Level 3.

During the year ended March 31, 2012, long-lived assets held and used with a carrying amount of ¥10,070 million were written down to their fair value of ¥0 million, resulting in an impairment charge of ¥10,070 million, which was included in cost of sales of ¥551 million and operating expenses of ¥9,519 million in the consolidated statements of operations. Ricoh determined the fair value by discounted cash flow method based upon the most recent business plan. These measurements are classified as Level 3 because significant unobservable inputs, such as projections of future cash flows, were considered in the fair value measurements

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables	12 Months Ended
Mar. 31, 2013
Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables

20. CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR DOUBTFUL RECEIVABLES

(a) Financing receivables and Allowance for doubtful receivables

The financial subsidiaries of the Company have financing receivables and Ricoh classifies them into three categories; “lease receivables”, “installment loans” and “installment receivables and other”. These receivables consist of a large number of smaller-balance homogenous loans, lease receivables and installment receivables. Financing receivables classified as “lease receivables” and “installment receivables and other” are resulting from sale and lease transactions of mainly office equipment. Financing receivables classified as “installment loans” are resulting from financial services.

Ricoh continuously monitors overdue financing receivables, which Ricoh considers as uncollectible risk receivables. For financing receivables with specific customer collection issues, Ricoh individually evaluates their collectability in order to determine the amount of allowance for doubtful receivables. For other financing receivables, Ricoh categorizes these receivables into groups by their nature and characteristics. Ricoh collectively evaluates the collectability by each group, using its historical experience of write-off and determines the amount of allowance for doubtful receivables.

Financing receivables and allowance for doubtful receivables as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥10,527	¥1,772	¥2,485	¥14,784

Charge-offs	(1,288)	(31)	(78)	(1,397)
Recoveries	(7)	—	—	(7)
Provision	(655)	6	195	(454)
Translation adjustments	(105)	—	(7)	(112)
Ending balance	¥8,472	¥1,747	¥2,595	¥12,814

Individually evaluated	2,069	662	2,061	4,792
Collectively evaluated	6,403	1,085	534	8,022

Financing receivables:
Individually evaluated	¥64,622	¥927	¥5,258	¥70,807
Collectively evaluated	548,209	84,181	42,194	674,584

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Millions of Yen
	March 31, 2013
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥8,472	¥1,747	¥2,595	¥12,814

Charge-offs	(1,825)	(61)	(569)	(2,455)
Recoveries	(51)	—	—	(51)
Provision	1,794	(164)	(761)	869
Translation adjustments	337	—	—	337
Ending balance	¥8,727	¥1,522	¥1,265	¥11,514

Individually evaluated	2,247	457	669	3,373
Collectively evaluated	6,480	1,065	596	8,141

Financing receivables:
Individually evaluated	¥48,352	¥592	¥3,879	¥52,823
Collectively evaluated	573,215	90,587	52,737	716,539

Total: Financing receivables	¥621,567	¥91,179	¥56,616	¥769,362

(b) Age analysis

Ricoh ascribes the fact of past due to credit quality indicators and classifies financing receivables into Overdue and Current.

Analysis of the age of the recorded financing receivables as of March 31, 2012 and 2013 is as follows:

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥608,336	¥84,274	¥45,049	¥737,659
Overdue	4,495	834	2,403	7,732

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Millions of Yen
	March 31, 2013
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥616,658	¥90,606	¥54,649	¥761,913
Overdue	4,909	573	1,967	7,449

Total: Financing receivables	¥621,567	¥91,179	¥56,616	¥769,362

Restructuring Charges	12 Months Ended
Mar. 31, 2013
Restructuring Charges

21. RESTRUCTURING CHARGES

Ricoh initiated restructuring activities in order to enhance competitiveness and improve profitability.

For the year ended March 31, 2012, Ricoh recognized restructuring charges of ¥34,102 million in total, consisting of ¥26,533 million recorded by the Company and its domestic subsidiaries, and ¥7,569 million by the overseas subsidiaries. Restructuring charges mainly consist of severance-related expenses which are included in cost of sales of ¥3,933 million and operating expenses of ¥30,169 million in the consolidated statements of operations.

For the year ended March 31, 2013, Ricoh recognized restructuring charges of ¥16,626 million in total, consisting of ¥8,641 million recorded by the Company and its domestic subsidiaries, and ¥7,985 million by the overseas subsidiaries. Restructuring charges mainly consist of severance-related expenses which are included in cost of sales of ¥3,573 million and operating expenses of ¥13,053 million in the consolidated statements of operations.

The changes of the accrued restructuring charges for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Beginning balance	¥885	¥3,402
Restructuring charges	34,102	16,626
Cash payments	(31,585)	(18,193)

Ending balance	¥3,402	¥1,835

The following table represents significant restructuring activities for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Imaging & Solutions	¥29,737	¥13,440
Industrial Products	1,426	197
Other	357	2,003
Corporate	2,582	986

Total	¥34,102	¥16,626

Imaging & Solutions

For the year ended March 31, 2012, Imaging & Solutions segment continued its restructuring activities, consisting mainly of voluntary early retirement in Japan and human resource optimization associated with IT system unification overseas.

For the year ended March 31, 2013, Imaging & Solutions segment continued its restructuring activities, consisting mainly of human resource optimization in Japan and consolidation of overseas bases.

Industrial Products, Other and Corporate

For the year ended March 31, 2012, Industrial Products segment, Other segment and Corporate activities continued its restructuring activities, mainly consisting of voluntary early retirement.

For the year ended March 31, 2013, Industrial Products segment, Other segment and Corporate activities continued its restructuring activities, mainly consisting of human resource optimization in Japan and reallocation of domestic bases.

Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information

22. SEGMENT INFORMATION

Ricoh’s operating segments are comprised of Imaging & Solutions, including copiers and related supplies, communications and information systems, Industrial Products, including thermal media and semiconductors, and Other, including digital cameras.

Segment profit (loss) is determined by subtracting cost of sales and selling, general and administrative expenses from sales, and is used by Ricoh’s chief operating decision maker in deciding how to allocate resources and in assessing performance. Segment profit (loss) excludes certain corporate expenses, such as costs related to human resources, legal relations, investor relations, public relations, corporate planning and environmental activities.

The following tables present certain information regarding Ricoh’s operating segments and geographic areas for the years ended March 31, 2011, 2012 and 2013. Intersegment sales are made at arm’s-length prices. No single customer accounted for 10% or more of the total revenues for the years ended as of March 31, 2011, 2012 and 2013.

(a) Operating Segment Information

	Millions of Yen
	2011	2012	2013
Segment sales:
Imaging & Solutions	¥1,712,630	¥1,671,100	¥1,685,391
Industrial Products	112,445	102,783	97,408
Other	121,674	134,325	146,012
Intersegment sales	(5,413)	(4,731)	(4,314)

Total segment sales	¥1,941,336	¥1,903,477	¥1,924,497

Segment profit (loss):
Imaging & Solutions	¥132,286	¥54,968	¥137,956
Industrial Products	998	(1,665)	(854)
Other	(4,903)	(4,758)	(5,270)

Total segment profit	¥128,381	¥48,545	¥131,832

Reconciling items:
Corporate expenses and elimination	¥(70,310)	¥(66,613)	¥(68,398)
Interest and dividend income	2,985	3,129	3,048
Interest expense	(8,528)	(6,979)	(7,377)
Foreign currency exchange loss, net	(5,956)	(4,355)	(121)
Losses on impairment of securities	(1,844)	(5,012)	(332)
Other, net	(559)	(652)	(479)

Income (loss) before income taxes and equity in earnings of affiliates	¥44,169	¥(31,937)	¥58,173

Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

Certain products were reclassified into Imaging & Solutions and Industrial Products from Other in this fiscal year. The reclassification was made to the prior year’s figures.

	Millions of Yen
	2011	2012	2013
Total assets:
Imaging & Solutions	¥1,770,074	¥1,773,196	¥1,878,221
Industrial Products	73,894	79,945	68,228
Other	80,527	108,701	121,232
Elimination	(1,664)	(1,724)	(1,789)
Corporate assets	332,733	329,240	294,805

Consolidated	¥2,255,564	¥2,289,358	¥2,360,697

Expenditures for property, plant and equipment:
Imaging & Solutions	¥59,282	¥66,110	¥75,257
Industrial Products	3,235	3,095	5,386
Other	2,487	2,730	4,455
Corporate assets	1,871	1,336	1,471

Consolidated	¥66,875	¥73,271	¥86,569

Expenditures for intangible fixed assets:
Imaging & Solutions	¥10,670	¥8,916	¥7,988
Industrial Products	434	157	215
Other	1,672	1,401	1,659
Corporate assets	6,031	4,030	2,364

Consolidated	¥18,807	¥14,504	¥12,226

Depreciation of property, plant and equipment:
Imaging & Solutions	¥59,261	¥58,034	¥54,571
Industrial Products	4,190	3,132	2,746
Other	2,044	2,620	2,566
Corporate assets	1,736	1,198	588

Consolidated	¥67,231	¥64,984	¥60,471

Amortization of intangible fixed assets:
Imaging & Solutions	¥19,320	¥18,594	¥18,598
Industrial Products	625	705	700
Other	1,226	1,188	1,663
Corporate assets	5,275	5,666	4,473

Consolidated	¥26,446	¥26,153	¥25,434

Assets of each segment are defined as total assets, excluding the corporate assets consisting primarily of cash and cash equivalents and securities maintained for general corporate purposes, deferred income tax assets.

The following tables present certain information regarding Ricoh’s impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2011, 2012 and 2013.

	Millions of Yen
	2011	2012	2013
Impairment loss on long-lived assets:
Imaging & Solutions	¥359	¥9,519	¥1,379
Industrial Products	56	—	—
Other	427	551	—

Total	¥842	¥10,070	¥1,379

Impairment loss on goodwill:
Imaging & Solutions	—	¥27,491	—

Total	—	¥27,491	—

(b) Net Sales by Product Category

Information for net sales by product category is as follows:

	Millions of Yen
	2011	2012	2013
Imaging & Solutions:	¥1,712,630	¥1,671,100	¥1,685,391
Office Imaging	1,381,175	1,323,263	1,329,608
Production Printing	150,044	148,564	147,040
Network System Solutions	181,411	199,273	208,743
Industrial Products	107,032	98,052	93,094
Other	121,674	134,325	146,012

Total net sales	¥1,941,336	¥1,903,477	¥1,924,497

Each category includes the following product line:

Office Imaging: MFPs (multifunctional printers), copiers, laser printers, digital duplicators, facsimile, scanners, related parts & supplies, services, support and software

Production Printing: Cut sheet printer, continuous feed printer, related parts & supplies, services, support and software

Network System Solutions: Personal computers, servers, network equipment, related services, support and software

Industrial Products: Thermal media, optical equipment, semiconductor devices, electronic components and measuring equipment

Other: Digital cameras

The Product Categories in Imaging & Solutions were reclassified into Office Imaging, Production Printing and Network System Solutions in this fiscal year 2013 from the previous product categories of Imaging Solutions and Network System Solutions as previous category. In addition, certain products were reclassified into the Network System Solutions product category in Imaging & Solutions and Industrial Products from Other in this fiscal year 2013. Figures for the prior fiscal years set forth in the above table have been reclassified to reflect such changes.

(c) Geographic Information

Net sales based on the location of customers and long-lived assets consisting of property, plant and equipment as of and for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Net sales:
Japan	¥875,819	¥886,425	¥870,397
The Americas	520,000	468,728	496,605
Europe, Middle East and Africa	428,519	421,373	421,740
Other	116,998	126,951	135,755

Consolidated	¥1,941,336	¥1,903,477	¥1,924,497

The United States (included in The Americas)	¥445,433	¥396,876	¥414,441

Property, plant and equipment:
Japan	¥201,841	¥199,663	¥206,968
The Americas	24,823	27,527	33,402
Europe, Middle East and Africa	19,401	21,527	26,293
Other	18,753	19,810	24,212

Consolidated	¥264,818	¥268,527	¥290,875

The United States (included in The Americas)	20,086	23,210	27,325

The Middle East and Africa were reclassified from the Other geographic area into the Europe geographic area in this fiscal year 2013. Figures for the prior fiscal years set forth in the above table have been reclassified to reflect such changes.

Apart from Japan and the United States, net sales and long-lived assets in any individual country are less than 10% of consolidated net sales and consolidated tangible long-lived assets.

Uncertainty surrounding the sovereign debt of several European countries has negatively affected consumer spending trends in Europe and in the global economy generally and may continue to have an adverse impact on economic conditions, including in Japan. Economic downturns have been, and may continue to be, characterized by diminished product and service demand.

Supplementary Information to the Statements of Operations	12 Months Ended
Mar. 31, 2013
Supplementary Information to the Statements of Operations

23. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF OPERATIONS

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2011, 2012 and 2013.

	Millions of Yen
	2011	2012	2013
Research and development costs	¥110,553	¥119,027	¥112,006
Advertising costs	10,858	10,875	11,393
Shipping and handling costs	19,935	22,830	23,672

Effect of The Great East Japan Earthquake and Floods in Thailand	12 Months Ended
Mar. 31, 2013
Effect of The Great East Japan Earthquake and Floods in Thailand

24. EFFECT OF THE GREAT EAST JAPAN EARTHQUAKE AND FLOODS IN THAILAND

As a result of the Great East Japan Earthquake on March 11, 2011, Ricoh recorded costs and expenses of ¥ 4,978 million in total for the year ended March 31, 2011, consisting of the followings.

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	¥1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

The following is breakdown of these costs and expenses by operating segments and corporate.

Millions of Yen
2011
Imaging & Solutions	¥4,516
Industrial Products	80
Other	139
Corporate	243

Ending balance	¥4,978

In addition to above, Ricoh experienced idle production facilities or production levels below a normal capacity. In periods of abnormally low production, unallocated overhead costs were expensed in the period in which they were incurred. Ricoh recognized unallocated overhead costs of ¥1,057 million as cost of sales for the year ended March 31, 2011. The costs in Imaging & Solutions and Industrial products operating segment were ¥1,005 million and ¥52 million, respectively.

The effect of the Great East Japan Earthquake for the year ended March 31, 2012 and 2013 are mainly for loss of business opportunity and cost increase of air freight for urgent delivery. Direct effect to assets and production activity for the year ended March 31, 2012 and 2013 were immaterial.

Floods in Thailand in summer of 2011 also affected but the direct effect to Ricoh’s production activity for the year ended March 31, 2012 and 2013 were immaterial.

Schedule II. - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2013
Schedule II. - Valuation and Qualifying Accounts and Reserves

Schedule II. – Valuation and Qualifying Accounts and Reserves

For the Three Years Ended March 31, 2011, 2012 and 2013

	(Millions of Yen)
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions(2)(3)	Translation adjustments	Balance at end of period
For the year ended March 31, 2011:
Allowance for doubtful receivables(1):
Trade receivables	¥16,908	¥3,111	—	¥(2,472)	¥(783)	¥16,764
Finance receivables	11,919	3,132	—	(2,596)	(156)	12,299
Deferred tax assets valuation allowance	30,192	11,164	—	(1,185)	(3,037)	37,134
For the year ended March 31, 2012:
Allowance for doubtful receivables(1):
Trade receivables	¥16,764	¥1,528	—	¥(1,485)	¥(427)	¥16,380
Finance receivables	12,299	(656)	—	(1,319)	(105)	10,219
Deferred tax assets valuation allowance	37,134	11,860	—	(6,300)	(141)	42,553
For the year ended March 31, 2013:
Allowance for doubtful receivables(1):
Trade receivables	¥16,380	¥1,668	—	¥(3,465)	¥841	¥15,424
Finance receivables	10,219	1,579	—	(1,886)	337	10,249
Deferred tax assets valuation allowance	42,553	4,621	2,890	(994)	7,011	56,081

Notes:

(1)	See Note 2(g) to Consolidated Financial Statements.
(2)	Receivables - Write-offs
(3)	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances

Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements of Ricoh have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements for each of the years in the three-year period ended March 31, 2013 are presented in Japanese yen, the functional currency of the Company and its domestic subsidiaries.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries and variable interest entity (“VIE”) which of Ricoh is a primary beneficiary. Investments in entities in which Ricoh has the ability to exercise significant influence over the entities’ operating and financial policies, but not a controlling financial interest, are accounted for on an equity method. All significant inter-company balances and transactions have been eliminated in consolidation.

During the year ended March 31, 2012, certain subsidiaries of the Company changed their fiscal year-ends from December 31 to March 31. As a result, Ricoh eliminated the previously existing three months difference between the reporting periods of the Company and the subsidiaries in the consolidated financial statements. Prior-year consolidated financial statements have been retrospectively adjusted in order to reflect the elimination of the lag period.

The effect of the retrospective application is as follows.

	Millions of Yen
	Year ended March 31, 2011
	As originally reported	As adjusted
Net sales	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	19,650	18,630
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	26.53	25.15

Revenue Recognition

(c) Revenue Recognition

Ricoh generates revenue principally through the sale of equipment, supplies and related services under separate contractual arrangements for each. Ricoh recognizes revenue when (1) it has a firm contract, (2) the product has been shipped to and accepted by the customer or the service has been provided, (3) the sales price is fixed or determinable and (4) amounts are reasonably assured of collection.

Products sales are recognized at the time of delivery and installation at the customer location. Equipment revenues are based on established prices by product type and model and are net of discounts. A sales return is accepted only when the equipment is defective and does not meet Ricoh’s product performance specifications. Other than installation, there are no customer acceptance clauses in the sales contract.

Post sales and rentals result primarily from maintenance contracts that are normally entered into at the time the equipment is sold. Standard service fee prices are established depending on equipment classification and include a cost value for the estimated services to be performed based on historical experience plus a profit margin thereon. As a matter of policy, Ricoh does not discount such prices. On a monthly basis, maintenance service revenues are earned and recognized by Ricoh and billed to the customer in accordance with the contract and include a fixed monthly fee plus a variable amount based on usage. The length of the contract ranges up to five years; however, most contracts are cancelable at any time by the customer upon a short notice period. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized over the lease term.

Ricoh enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price if both of the following criteria are met: the delivered item(s) has value to the customer on a stand-alone basis; and the delivery of the undelivered item must be probable and controlled by Ricoh if the arrangement includes the right of return. If these criteria are not met, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Revenue from the sale of equipment under sales-type leases is recognized as product sales at the inception of the lease. Other revenue consists primarily of interest income on sales-type leases and direct-financing leases, which are recognized as other revenue over the life of each respective lease using the interest method.

Foreign Currency Translation

(d) Foreign Currency Translation

For foreign operations with functional currencies other than the Japanese yen, assets and liabilities are translated at the exchange rates in effect at each fiscal year-end, and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The resulting translation adjustments are included as a part of accumulated other comprehensive income (loss) and noncontrolling interests in equity.

All foreign currency transaction gains and losses are included in other income and expenses in the period incurred.

Cash Equivalents

(e) Cash Equivalents

Cash and cash equivalents include highly liquid investments such as certificates of deposits (CD) and time deposits with maturities of three months or less.

In addition, short term investments such as money management funds (MMF) and free financial funds (FFF) with maturities of three months or less are also classified into cash and cash equivalents, as they are readily convertible to cash and present insignificant risk of changes in value.

Derivative Financial Instruments and Hedging Activities

(f) Derivative Financial Instruments and Hedging Activities

As discussed further in Note 16, Ricoh manages its exposure to certain market risks, primarily foreign currency and interest rate risks, through the use of derivative instruments. As a matter of policy, Ricoh does not enter into derivative contracts for trading or speculative purposes.

Ricoh recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. When Ricoh enters into a derivative contract, it makes a determination as to whether or not for accounting purposes the derivative is part of a hedging relationship. In general, a derivative may be designated as either (1) a hedge of the fair value changes of a recognized asset or liability or an unrecognized firm commitment (“fair value hedge”), (2) a hedge of the variability of the expected cash flows associated with an existing asset or liability or a forecasted transaction (“cash flow hedge”), or (3) a foreign currency fair value or cash flow hedge (“foreign currency hedge”). Ricoh formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions.

For derivative contracts that are designated and qualify as fair value hedges including foreign currency fair value hedges, the derivative instrument is marked-to-market with gains and losses recognized in current period earnings to offset the respective losses and gains recognized on the change in fair value of the hedged item. For derivative contracts that are designated and qualify as cash flow hedges including foreign currency cash flow hedges, the effective portion of gains and losses on these contracts is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same period the hedged item or transaction affects earnings. Any hedge ineffectiveness on cash flow hedges is immediately recognized in earnings. For all derivative instruments that are not designated as part of a hedging relationship and for designated derivative instruments that do not qualify for hedge accounting, the contracts are recorded at fair value with the gain or loss recognized in current period earnings.

Allowance for Doubtful Trade Receivables and Finance Receivables

(g) Allowance for Doubtful Trade Receivables and Finance Receivables

Ricoh records allowances for doubtful receivables that are based upon historical experience and specific customer collection issues. The estimated amount of probable credit losses in its existing receivables is determined from write-off history adjusted to reflect current economic conditions and specific allowances for receivables including nonperforming leases, impaired loans or other accounts for which Ricoh has concluded it will be unable to collect all amounts due according to original terms of the lease or loan agreement. Account balances net of expected recovery from available collateral are charged-off against the allowances when collection is considered remote.

Securities

(h) Securities

Ricoh’s investments in debt and marketable equity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related taxes, reported in accumulated other comprehensive income (loss) and noncontrolling interests in equity.

Individual securities classified as available-for-sale securities are reduced to fair market value by a charge to income for other than temporary declines in value. Factors considered in assessing whether an indication of other than temporary impairment exists with respect to available-for-sale securities include: financial condition and near term prospects of issuer and intent and ability of Ricoh to retain its investments for a period of time sufficient to allow for any anticipated recovery in market value.

The cost of the securities sold is computed based on the average cost of each security held at the time of sale.

Investments in affiliated companies over which Ricoh has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities owned by Ricoh primarily relate to less than 20% owned companies and funds are stated at cost unless indication of impairment exist, which require the investment to be written down to its estimated fair value.

Inventories	(i) Inventories Inventories are mainly stated at the lower of average cost or market. Inventory costs include raw materials, labor and manufacturing overheads.
Property, Plant and Equipment

(j) Property, Plant and Equipment

Property, plant and equipment are stated at cost and depreciated over their estimated useful lives. The depreciation period generally ranges from 5 years to 50 years for buildings and 2 years to 12 years for machinery and equipment.

On April 1, 2012, the Company and its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the estimated future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives. In accordance with ASC 250, “Accounting Changes and Error Corrections”, the effects of the change are accounted for prospectively beginning with the period of change, as a change in accounting estimate. Management believes that this change did not have a material impact on Ricoh’s consolidated financial statements.

Most of the foreign subsidiaries have adopted the straight-line method for computing depreciation.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts, and any differences are included in earnings.

Capitalized Software Costs

(k) Capitalized Software Costs

Ricoh capitalizes certain internal and external costs incurred to acquire or create internal use software during the application development stage as well as upgrades and enhancements that result in additional functionality. The capitalized software is amortized on a straight line basis generally from 3 years to 10 years.

Goodwill and Other Intangible Assets

(l) Goodwill and Other Intangible Assets

Goodwill is not amortized and is required to be tested at least annually for impairment. Acquired intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment when an indication of impairment is identified. Other intangible assets with definite useful lives, consisting primarily of software, customer relationships and trademarks are amortized on a straight line basis over 3 year to 20 years. Any acquired intangible assets determined to have an indefinite useful life are not amortized, but instead are tested annually for impairment based on its fair value until its life would be determined to no longer be indefinite. In performing the goodwill impairment test, Ricoh utilizes the two-step approach prescribed. The first step requires a comparison of the carrying amount of the reporting units to the fair value of these units. If the carrying amount of a reporting unit exceeds its fair value, Ricoh will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

Ricoh completed its annual impairment assessment of goodwill and indefinite-lived intangible assets for the years ended March 31, 2011, 2012 and 2013.

Pension and Retirement Allowances Plans

(m) Pension and Retirement Allowances Plans

Ricoh recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss) and noncontrolling interests, net of tax. The expected long-term rate of return on plan assets used for pension accounting is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed-income investments currently available and expected to be available during the period to maturity of the pension benefits.

Income Taxes

(n) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Ricoh recognizes the effects of tax positions when it is expected to be more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authority. Tax benefits that meet the more likely than not recognition threshold are measured at the largest amount that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of operations.

Research and Development Expenses and Advertising Costs	(o) Research and Development Expenses and Advertising Costs Research and development expenses and advertising costs are expensed as incurred.
Shipping and Handling Costs

(p) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in selling, general and administrative expenses in the consolidated statements of operations.

Impairment or Disposal of Long-Lived Assets

(q) Impairment or Disposal of Long-Lived Assets

Long-lived assets and acquired intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset or asset group to the expected future undiscounted net cash flows of the asset or asset group. If an asset or asset group is considered to be impaired, the impairment charge to be recognized is measured as the amount by which the carrying amount of the asset or asset group exceeds fair value. Long-lived assets meeting the criteria to be considered as held for sale are reported at the lower of their carrying amount or fair value less costs to sell.

Net Income Attributable to Ricoh Company, Ltd. per Share

(r) Net Income Attributable to Ricoh Company, Ltd. per Share

Basic net income attributable to Ricoh Company, Ltd. per share of common stock is calculated by dividing net income attributable to Ricoh Company, Ltd. by the weighted-average number of shares of common stock outstanding during the period. The calculation of diluted net income attributable to Ricoh Company, Ltd. per share of common stock is similar to the calculation of basic net income attributable to Ricoh Company, Ltd. per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds.

Non-cash Investing and Financing Transactions

(s) Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen
	2011	2012	2013
Debt assumed in connection with adoption of new accounting standard for VIE	¥20,229	—	—

Use of Estimates

(t) Use of Estimates

Management of Ricoh has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of fair value of financial instruments and contingent assets and liabilities, to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Ricoh has identified seven areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are determination of the allowance for doubtful receivables, impairment of securities, impairment of long-lived assets including goodwill, uncertain tax positions, realizability of deferred tax assets, the valuation of assets and liabilities in business combinations and pension accounting.

Recently Adopted New Accounting Standards

(u) Recently Adopted New Accounting Standards

In the fiscal year ended March 31, 2013, Ricoh adopted Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income” which requires an entity to present net income and other comprehensive income either in a single continuous statement (one-statement approach) or in two separate, but consecutive, statements (two-statement approach).

Ricoh has elected the two-statement approach, which has been applied retrospectively for all periods presented.

New Accounting Standards Not Yet Adopted

(v) New Accounting Standards Not Yet Adopted

In December 2011, the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). In January 2013, ASU 2013-01 replaced ASU 2011-11. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. Both ASU’s are effective for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. Retrospective application is required. These ASU’s impact disclosures only and will have no impact on Ricoh’s consolidated financial position.

Immaterial Corrections of the Prior Year's Consolidated Statements of Cash Flows

(w) Immaterial Corrections of the Prior Year’s Consolidated Statements of Cash Flows

The Company had presented cash flows related to short-term debt in financing activities on a net basis through the year ended March 31, 2012. Effective from the year ended March 31, 2013, the Company has presented these cash flows on a net basis only for those debts for which the original maturities are three months or less. The consolidated statements of cash flows for the years ended March 31, 2011 and 2012 have also been revised to properly present this cash flow information.

These revisions do not have any impact on previously reported net cash flows from financing activities.

Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Effect of Retrospective Application

The effect of the retrospective application is as follows.

	Millions of Yen
	Year ended March 31, 2011
	As originally reported	As adjusted
Net sales	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	19,650	18,630
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	26.53	25.15

Schedule of Non-cash Investing and Financing Transactions	Non-cash investing and financing transactions are as follows:

	Millions of Yen
	2011	2012	2013
Debt assumed in connection with adoption of new accounting standard for VIE	¥20,229	—	—

Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Ricoh's Lease Receivables

Information pertaining to Ricoh’s lease receivables as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Future minimum lease payments to be received	¥645,010	¥648,347
Estimated non-guaranteed residual values	8,954	11,881
Unearned income	(41,133)	(38,661)
Allowance for doubtful receivables	(8,472)	(8,727)

Lease receivables, net	604,359	612,840
Less - Current portion of lease receivable, net	(212,101)	(227,866)

Amounts due after one year, net	¥392,258	¥384,974

Schedule Of Minimum Lease Payments On Operating Leases

As of March 31, 2013, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2014	¥237,741
2015	167,343
2016	123,217
2017	76,956
2018	32,084
2019 and thereafter	11,006

Total	¥648,347

Schedule Of Loan Activities	Loan activities for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
New loans	¥15,465	¥22,222	¥22,398
Repayment of outstanding loans	9,777	11,519	16,327

Schedule Of Key Economic Assumptions Used In Measuring The Fair Value Of Retained Interests Related To The Securitization Transactions

The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥15,487	¥12,039
Long-term finance receivables, net	30,225	24,442
Current maturities of long-term indebtedness	12,487	10,161
(Including secured loans caused by lease transactions)	(11,835)	(10,161)
Long-term indebtedness	24,371	20,624
(Including secured loans caused by lease transactions)	(23,096)	(20,624)

Ricoh's Foreign Subsidiaries Transferred Lease Receivables
Schedule Of Assets And Liabilities Accounted For As Secured Loans

The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥1,397	¥1,743
Long-term finance receivables, net	6,919	5,575
Current maturities of long-term indebtedness	1,397	1,743
Long-term indebtedness	6,919	5,575

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Current And Noncurrent Securities

Securities as of March 31, 2012 and 2013 consist of the followings:

	Millions of Yen
	2012	2013
Non-current:
Available-for-sale securities	¥43,633	¥52,319
Non-marketable equity securities	1,837	1,783

	¥45,470	¥54,102

Schedule Of Available For Sale Securities

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012				2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥35,489	¥6,590	¥225	¥41,854	¥35,378	¥15,058	¥69	¥50,367
Corporate debt securities	1,697	82	—	1,779	1,836	116	—	1,952

	¥37,186	¥6,672	¥225	¥43,633	¥37,214	¥15,174	¥69	¥52,319

Schedule Of Noncurrent Available For Sale Securities By Length Securities Have Been In Unrealized Loss Position

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Millions of Yen
	March 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥61	¥5	¥288	¥64	¥349	¥69

Schedule Of Contractual Maturities Of Debt Securities

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2013, regardless of their balance sheet classification, are as follows:

	Millions of Yen
	Cost	Fair value
Due after one year through five years	¥693	¥696
Over five years	1,143	1,256

	¥1,836	¥1,952

Goodwill, Other Intangible Assets And Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Intangible Assets Subject To Amortization And For Intangible Assets Not Subject To Amortization

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥154,358	¥(99,252)	¥55,106	¥166,779	¥(113,554)	¥53,225
Trademarks and customer relationships	62,791	(20,712)	42,079	70,564	(30,541)	40,023
Other	28,802	(13,894)	14,908	26,788	(13,159)	13,629

Total	245,951	(133,858)	112,093	264,131	(157,254)	106,877

Other intangible assets not subject to amortization			821			825

Total other intangible assets			¥112,914			¥107,702

Schedule Of Future Amortization Expense

The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2013:

Years ending March 31	Millions of Yen
2014	¥24,240
2015	20,254
2016	15,165
2017	12,404
2018	10,435

Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012			2013
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance
Goodwill - gross	¥221,092	—	¥221,092	¥220,103	¥3,726	¥223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	221,092	—	221,092	191,525	3,726	195,251

Goodwill acquired during the year	3,254	¥3,726	6,980	1,605	—	1,605
Impairment	(27,491)	—	(27,491)	—	—	—
Translation adjustments and other	(5,330)	—	(5,330)	24,347	14	24,361

Ending balance
Goodwill - gross	220,103	3,726	223,829	250,199	3,740	253,939
Accumulated impairment	(28,578)	—	(28,578)	(32,722)	—	(32,722)
Goodwill	¥191,525	¥3,726	¥195,251	¥217,477	¥3,740	¥221,217

Schedule Of Aggregate Cost And Related Accumulated Amortization For Certain Finite Lived Assets

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Aggregate cost	¥7,627	¥8,872
Accumulated amortization	6,299	7,269

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Income (Loss) Before Income Taxes And Equity In Earnings Of Affiliates And Provision For Income Taxes

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥(11,415)	¥(21,001)	¥17,156
Foreign	55,584	(10,936)	41,017

	¥44,169	¥(31,937)	¥58,173

Provision for income taxes:
Current:
Domestic	¥(2,821)	¥13,302	¥5,647
Foreign	24,322	19,007	15,432

	¥21,501	¥32,309	¥21,079

Deferred:
Domestic	¥415	¥(15,443)	¥(1,873)
Foreign	494	(8,643)	1,632

	¥909	¥(24,086)	¥(241)

Consolidated provision for income taxes	¥22,410	¥8,223	¥20,838

Schedule Of Total Income Taxes Allocation

Total income taxes are allocated as follows:

	Millions of Yen
	2011	2012	2013
Provision for income taxes relating to continuing operations	¥22,410	¥8,223	¥20,838
Equity:
Foreign currency translation adjustments	(20)	(25)	121
Net unrealized gains and losses on securities	61	832	2,807
Net unrealized gains and losses on derivatives	(23)	39	259
Pension liability adjustments	(98)	(10,970)	1,994

Total	¥22,330	¥(1,901)	¥26,019

Schedule Of Reconciliation To Effective Tax Rate

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2011	2012	2013
Statutory tax (benefit) rate	41%	(41)%	38%
Nondeductible expenses	5	6	3
Change in valuation allowance	22	25	6
Tax credit for research and development and other	(2)	—	(2)
Unrecognized tax benefits	0	14	2
Taxes on undistributed earnings of foreign subsidiaries	0	1	0
Prior period tax accrual adjustment	0	(9)	0
Difference in statutory tax rates of foreign subsidiaries	(13)	(4)	(12)
Nondeductible goodwill impairment loss	—	13	—
Change in tax law and rate	—	23	—
Other, net	(2)	(2)	1

Effective tax rate	51%	26%	36%

Schedule Of Tax Effects Of Temporary Differences And Carryforwards

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued expenses	¥20,126	¥21,853
Property, plant and equipment	5,049	7,828
Accrued pension and severance costs	60,436	61,097
Net operating loss carryforwards	51,895	51,194
Goodwill and other intangible assets	6,453	7,204
Other	25,354	29,774

Total gross deferred tax assets	169,313	178,950
Less - Valuation allowance	(42,553)	(56,081)

Total deferred tax assets	126,760	122,869

Deferred tax liabilities:
Sales-type leases	(1,375)	(1,091)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(9,770)	(10,514)
Net unrealized gains and losses on securities	(2,815)	(6,183)
Other intangible assets	(15,531)	(14,993)
Other	(4,778)	(3,734)

Total deferred tax liabilities	(34,269)	(36,515)

Net deferred tax assets	¥92,491	¥86,354

Schedule Of Net Deferred Tax Assets

Net deferred tax assets as of March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Deferred income taxes and other (Current assets)	¥52,369	¥49,098
Lease deposits and other (Investments and other assets)	53,343	51,154
Accrued expenses and other (Current liabilities)	(2,957)	(1,383)
Deferred income taxes and other (Long-term liabilities)	(10,264)	(12,515)

Total	¥92,491	¥86,354

Reconciliation Of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen
	2011	2012	2013
Beginning balance	¥12,050	¥10,453	¥16,293
Additions for tax positions of current year	12	4,588	2,817
Additions for tax positions of prior years	148	1,692	512
Reductions for tax positions of prior years	(313)	(269)	(436)
Settlements	(243)	(103)	(103)
Effect of exchange rate changes	(1,201)	(68)	2,620

Ending balance	¥10,453	¥16,293	¥21,703

Short-Term Borrowings (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Short Term Borrowings

Short-term borrowings as of March 31, 2012 and 2013 consist of the followings:

	Weighted average interest rate		Millions of Yen
	2012	2013	2012	2013
Borrowings, principally from banks	0.9%	2.0%	¥33,667	¥34,933
Commercial paper	0.1	0.2	77,605	30,286

			¥111,272	¥65,219

Long-Term Indebtedness (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Long-Term Indebtedness

Long-term indebtedness as of March 31, 2012 and 2013 consists of the followings:

	Millions of Yen
	2012	2013
Bonds:
1.39%, straight bonds, payable in yen, due March 2014	¥50,000	¥50,000
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,411	2,764
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,921	2,202
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000
0.35%, straight bonds, payable in yen, due November 2017 issued by a consolidated subsidiary	—	20,000

Total bonds	204,332	224,966

Unsecured loans-
Banks and insurance companies,
weighted average interest rate	0.95%	0.88%
due 2019	379,135	372,318

Secured loans-
Banks, insurance companies and other financial institution,
weighted average interest rate	0.01%	0.00%
due 2014	447	222

Long-term indebtedness caused by lease transactions (see Note 4)	45,174	38,103

Capital lease obligations (see Note 8)	1,507	1,952

Total	630,595	637,561
Less - Current maturities included in current liabilities	(105,160)	(161,180)

	¥525,435	¥476,381

Summary Of Aggregate Annual Maturities Of Long-Term Indebtedness

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥161,180
2015	160,807
2016	112,829
2017	76,971
2018	82,094
2019 and thereafter	43,680

Total	¥637,561

Pension And Retirement Allowance Plans (Tables)	12 Months Ended
Mar. 31, 2013
Changes In Benefit Obligations And Plan Assets Of Pension Plans

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
Domestic plans	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥275,690	¥277,598
Service cost	11,023	11,170
Interest cost	5,509	4,354
Actuarial loss	14,068	8,015
Prior service cost	—	(285)
Curtailments	—	(6,914)
Benefits paid	(31,082)	(17,325)
Benefit obligations assumed in connection with business acquisition	2,390	—

Benefit obligations at end of year	277,598	276,613

Change in plan assets:
Fair value of plan assets at beginning of year	159,831	153,212
Actual return on plan assets	599	14,033
Employer contribution	8,297	7,361
Partial withdrawal of plan assets	(260)	(170)
Benefits paid	(15,255)	(10,183)

Fair value of plan assets at end of year	153,212	164,253

Funded status	¥(124,386)	¥(112,360)

	Millions of Yen
Foreign plans	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥166,957	¥192,411
Service cost	1,266	1,335
Interest cost	8,486	8,844
Plan participants’ contributions	538	553
Actuarial loss	25,303	14,163
Prior service cost	—	(43)
Settlement	(1,846)	(100)
Benefits paid	(5,591)	(6,823)
Foreign exchange impact and other	(2,702)	24,924

Benefit obligations at end of year	¥192,411	¥235,264

Change in plan assets:
Fair value of plan assets at beginning of year	¥142,042	¥151,196
Actual return on plan assets	13,730	14,119
Employer contribution	3,860	6,114
Plan participants’ contributions	538	553
Settlement	(952)	—
Benefits paid	(5,591)	(6,823)
Foreign exchange impact	(2,431)	19,446

Fair value of plan assets at end of year	¥151,196	¥184,605

Funded status	¥(41,215)	¥(50,659)

Net Amounts Recognized in Consolidated Balance Sheets

Net amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of:

	Millions of Yen
Domestic plans	2012	2013
Lease deposits and other	¥3,493	¥2,691
Accrued expenses and other	(5,513)	(2,590)
Accrued pension and severance costs	(122,366)	(112,461)

Net amount recognized	¥(124,386)	¥(112,360)

	Millions of Yen
Foreign plans	2012	2013
Lease deposits and other	¥1,244	¥1,297
Accrued expenses and other	(68)	(128)
Accrued pension and severance costs	(42,391)	(51,828)

Net amount recognized	¥(41,215)	¥(50,659)

Net Amounts Recognized In Accumulated Other Comprehensive Income (Loss)

Net amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 consist of:

	Millions of Yen
Domestic plans	2012	2013
Net actuarial loss	¥99,344	¥84,736
Prior service credit	(29,571)	(25,840)

Net amount recognized	¥69,773	¥58,896

	Millions of Yen
Foreign plans	2012	2013
Net actuarial loss	¥37,501	¥42,965
Prior service credit	(807)	(795)

Net amount recognized	¥36,694	¥42,170

Accumulated Benefit Obligations
The accumulated benefit obligations as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
Domestic plans	2012	2013
Accumulated benefit obligations	¥272,199	¥272,236

	Millions of Yen
Foreign plans	2012	2013
Accumulated benefit obligations	¥186,191	¥230,312

Weighted-Average Assumptions Used To Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	Domestic plans		Foreign plans
	2012	2013	2012	2013
Discount rate	1.6%	1.3%	4.7%	4.3%
Rate of compensation increase	3.3%	3.3%	2.0%	2.9%

Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Domestic plans			Foreign plans
	2011	2012	2013	2011	2012	2013
Discount rate	2.1%	2.0%	1.6%	6.2%	5.6%	4.7%
Rate of compensation increase	6.5%	3.3%	3.3%	3.5%	2.0%	2.0%
Expected long-term return on plan assets	0.3%	0.3%	1.4%	5.7%	5.8%	5.5%

Net Periodic Benefit Costs Of Pension Plans

The net periodic pension cost of the pension plans for the years ended March 31, 2011, 2012 and 2013 consists of the following components:

	Millions of Yen
Domestic plans	2011	2012	2013
Service cost	¥10,819	¥11,023	¥11,170
Interest cost	5,705	5,509	4,354
Expected return on plan assets	(531)	(476)	(2,134)
Net amortization	1,860	1,627	1,677

Total net periodic pension cost	¥17,853	¥17,683	¥15,067

	Millions of Yen
Foreign plans	2011	2012	2013
Service cost	¥1,821	¥1,266	¥1,335
Interest cost	9,014	8,486	8,844
Expected return on plan assets	(8,236)	(8,227)	(8,383)
Net amortization	935	595	1,583
Settlement benefit	(182)	(115)	(17)

Total net periodic pension cost	¥3,352	¥2,005	¥3,362

Projected Benefit Obligations And Fair Value Of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen
Domestic plans	2012	2013
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥277,598	¥267,221
Fair value of plan assets	153,212	152,170
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥272,199	¥263,025
Fair value of plan assets	153,212	152,170

	Millions of Yen
Foreign plans	2012	2013
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥187,597	¥229,611
Fair value of plan assets	148,472	177,655
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥183,486	¥221,869
Fair value of plan assets	148,472	174,679

Fair Values Of Plan Assets

The fair values of Ricoh’s benefit plan assets as of March 31, 2012 and 2013, by asset class, are as follows:

	Millions of Yen
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥14,744	—	—	¥14,744
Pooled funds(a)	—	¥25,303	—	25,303
Debt securities:
Domestic bonds	4,934	—	—	4,934
Foreign bonds	—	—	—	—
Pooled funds(b)	—	58,237	—	58,237
Life insurance company general accounts	—	38,019	—	38,019
Other assets	21	11,954	—	11,975

Total assets	¥19,699	¥133,513	—	¥153,212

	Millions of Yen
	March 31, 2013
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥17,759	—	—	¥17,759
Pooled funds(c)	—	¥30,787	—	30,787
Debt securities:
Domestic bonds	5,182	—	—	5,182
Foreign bonds	—	—	—	—
Pooled funds(d)	—	61,286	—	61,286
Life insurance company general accounts	—	36,984	—	36,984
Other assets	110	12,145	—	12,255

Total assets	¥23,051	¥141,202	—	¥164,253

	Millions of Yen
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	—	—	—	—
Foreign companies	¥16,724	—	—	¥16,724
Pooled funds(e)	6,673	¥13,408	¥5,618	25,699
Debt securities:
Domestic bonds	1,171	—	—	1,171
Foreign bonds	37,605	—	—	37,605
Pooled funds(f)	26,921	15,276	6,344	48,541
Life insurance company general accounts	—	17,996	—	17,996
Other assets	1,731	1,433	296	3,460

Total assets	¥90,825	¥48,113	¥12,258	¥151,196

	Millions of Yen
	March 31, 2013
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	—	—	—	—
Foreign companies	¥5,819	—	—	¥5,819
Pooled funds(e)	—	¥23,510	¥16,627	40,137
Debt securities:
Domestic bonds	—	—	—	—
Foreign bonds	57,848	—	—	57,848
Pooled funds(f)	15,873	38,699	—	54,572
Life insurance company general accounts	—	20,468	—	20,468
Other assets	3,832	1,829	100	5,761

Total assets	¥83,372	¥84,506	¥16,727	¥184,605

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of approximately 45% domestic companies and 55% foreign companies for domestic plans.
(d)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(e)	These funds invest in equity securities consisting of mainly foreign companies for foreign plans.
(f)	These funds invest in debt securities consisting of mainly foreign bonds for foreign plans.

Reconciliation Of Activity For Assets And Liabilities Classified As Level 3

The following table presents a reconciliation of activity for the assets classified as Level 3 in the fair value hierarchy for the years ended March 31, 2012 and 2013.

	Millions of yen
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Beginning balance	¥2,445	¥6,346	¥2,175	¥10,966
Actual return on plan assets:
Net unrealized gains	329	460	—	789
Realized gains	—	—	—	—
Purchases, sales and settlements, net	2,752	(391)	(1,783)	578
Foreign exchange impact	92	(71)	(96)	(75)

Ending balance	¥5,618	¥6,344	¥296	¥12,258

	Millions of yen
	2013
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Beginning balance	¥5,618	¥6,344	¥296	¥12,258
Actual return on plan assets:
Net unrealized gains (losses)	992	(1,785)	—	(793)
Realized gains (losses)	(293)	2,496	—	2,203
Purchases, sales and settlements, net	8,307	(6,831)	(210)	1,266
Foreign exchange impact	2,003	(224)	14	1,793

Ending balance	¥16,627	—	¥100	¥16,727

Benefit Payments, Which Reflect Expected Future Services

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2014	¥10,638	¥8,241
2015	12,444	8,419
2016	12,562	8,608
2017	12,324	9,030
2018	13,799	9,560
2019 – 2023	81,758	55,966

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2011:
Foreign currency translation adjustments	¥(37,958)	¥20	¥(37,938)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,668)	680	(988)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076

Net unrealized gains and losses on securities	149	(61)	88

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(270)	110	(160)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127

Net unrealized gains and losses on derivatives	(56)	23	(33)

Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,058)	1,186	(1,872)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707

Net pension liability adjustment	(263)	98	(165)

Other comprehensive income (loss)	¥(38,128)	¥80	¥(38,048)

2012:
Foreign currency translation adjustments	¥(15,091)	¥25	¥(15,066)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(2,975)	1,213	(1,762)
Less - Reclassification adjustment for gains and losses realized in net income	5,015	(2,045)	2,970

Net unrealized gains and losses on securities	2,040	(832)	1,208

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(47)	30	(17)
Less - Reclassification adjustment for gains and losses realized in net income	169	(69)	100

Net unrealized gains and losses on derivatives	122	(39)	83

Pension liability adjustments:
Unrealized gains and losses arising during the year	(33,355)	11,843	(21,512)
Less - Reclassification adjustment for gains and losses realized in net income	2,222	(873)	1,349

Net pension liability adjustment	(31,133)	10,970	(20,163)

Other comprehensive income (loss)	¥(44,062)	¥10,124	¥(33,938)

2013:
Foreign currency translation adjustments	¥49,491	¥(121)	¥49,370
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	7,554	(2,705)	4,849
Less - Reclassification adjustment for gains and losses realized in net income	286	(102)	184

Net unrealized gains and losses on securities	7,840	(2,807)	5,033

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	544	(207)	337
Less - Reclassification adjustment for gains and losses realized in net income	138	(52)	86

Net unrealized gains and losses on derivatives	682	(259)	423

Pension liability adjustments:
Unrealized gains and losses arising during the year	2,141	(803)	1,338
Less - Reclassification adjustment for gains and losses realized in net income	3,260	(1,191)	2,069

Net pension liability adjustment	5,401	(1,994)	3,407

Other comprehensive income (loss)	¥63,414	¥(5,181)	¥58,233

Changes In Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of Yen
	2011	2012	2013
Foreign currency translation adjustments:
Beginning balance	¥(86,046)	¥(124,253)	¥(139,125)
Current period other comprehensive income (loss)	(38,207)	(14,872)	49,499

Ending balance	¥(124,253)	¥(139,125)	¥(89,626)

Unrealized gains and losses on securities:
Beginning balance	¥2,372	¥2,466	¥3,681
Current period other comprehensive income	94	1,215	4,984

Ending balance	¥2,466	¥3,681	¥8,665

Unrealized gains and losses on derivatives:
Beginning balance	¥(1,157)	¥(1,168)	¥(1,153)
Current period other comprehensive income (loss)	(11)	15	292

Ending balance	¥(1,168)	¥(1,153)	¥(861)

Pension liability adjustments:
Beginning balance	¥(47,335)	¥(47,493)	¥(67,578)
Current period other comprehensive income (loss)	(158)	(20,085)	3,312

Ending balance	¥(47,493)	¥(67,578)	¥(64,266)

Total accumulated other comprehensive loss:
Beginning balance	¥(132,166)	¥(170,448)	¥(204,175)
Current period other comprehensive income (loss)	(38,282)	(33,727)	58,087

Ending balance	¥(170,448)	¥(204,175)	¥(146,088)

Per Share Data (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Reconciliation Of Numerator And Denominator Of Basic And Diluted Per Share For Net Income Attributable

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2011	2012	2013
Weighted average number of shares of common stock outstanding	725,555	725,483	725,063
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	13,739	—	—

Diluted shares of common stock outstanding	739,294	725,483	725,063

	Millions of Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd.	¥18,630	¥(44,560)	¥32,467
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥18,592	¥(44,560)	¥32,467

	Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥25.68	¥(61.42)	¥44.78
Diluted	25.15	(61.42)	—

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Contract Amounts Of Derivative Instruments

Contract amounts of derivative instruments at March 31, 2012 and 2013 are shown in the following tables:

	Millions of Yen
	2012	2013
Interest rate swap agreements	¥339,234	¥311,883
Foreign currency contracts	190,543	214,512
Foreign currency options	27,657	8,451

Location And Fair Value Amounts Of Derivatives Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives designated as hedging instruments

	Current			Long-term
	Fair value			Fair value
	Balance sheet Location	Millions of Yen		Balance sheet Location	Millions of Yen
		2012	2013		2012	2013
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	—	—	Lease deposits and other	¥45	¥835

		2012	2013		2012	2013
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥452	¥217	Deferred income taxes and other	¥1,526	¥1,781

Location And Fair Value Amounts Of Derivatives Not Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives not designated as hedging instruments

	Current			Long-term
	Fair value			Fair value
	Balance sheet Location	Millions of Yen		Balance sheet Location	Millions of Yen
		2012	2013		2012	2013
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	—	—	Lease deposits and other	—	—
Foreign currency contracts		¥389	¥531		¥79	—
Foreign currency options		36	99		—	—

Total		¥425	¥630		¥79	—

		2012	2013		2012	2013
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥27	¥3	Deferred income taxes and other	¥222	¥238
Foreign currency contracts		3,112	10,114		3,188	10,334
Foreign currency options		1,056	15		—	—

Total		¥4,195	¥10,132		¥3,410	¥10,572

Total Fair Value Amounts Of Derivatives	Total fair value amounts of derivative instruments

	Millions of Yen
	Fair value
	2012	2013
Total asset derivatives	¥549	¥1,465
Total liability derivatives	¥9,583	¥22,702

Location and Amount Of Gains And Losses Related To Derivatives Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥(270)	Interest expense	¥(214)	—	—

	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge Interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

Derivatives designated as hedging instruments for the year ended March 31, 2012

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥(47)	Interest expense	¥(169)	—	—

Derivatives designated as hedging instruments for the year ended March 31, 2013

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge Interest rate swap agreements	¥544	Interest expense	¥(138)	—	—

Derivatives not designated as hedging instruments

Location And Amount Of Gains And Losses Related To Derivatives Not Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives not designated as hedging instruments

	Location	Millions of Yen
		2011	2012	2013
Interest rate swap agreements	Other, net	¥67	¥(153)	¥8
Foreign currency contracts	Foreign currency exchange (gain) loss, net	1,446	(3,640)	(14,085)
Foreign currency options	Foreign currency exchange (gain) loss, net	254	(976)	1,104

Total		¥1,767	¥(4,769)	¥(12,973)

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Minimum Rental Payments Required Under Operating Lease

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥24,001
2015	19,530
2016	12,926
2017	7,601
2018	4,773
2019 and thereafter	11,128

Total	¥79,959

Disclosures About the Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Fair Value Of Financial Instruments

The estimated fair value of the financial instruments as of March 31, 2012 and 2013 is summarized as follows:

	Millions of Yen
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥43,633	¥43,633	¥52,319	¥52,319
Installment loans	83,361	84,441	89,657	90,655
Long-term indebtedness	(525,435)	(524,056)	(476,381)	(475,018)
Interest rate swap agreements:
assets	45	45	835	835
liabilities	2,227	2,227	2,239	2,239
Foreign currency contracts:
assets	468	468	531	531
liabilities	6,300	6,300	20,448	20,448
Foreign currency options:
assets	36	36	99	99
liabilities	1,056	1,056	15	15

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Assets And Liabilities Measured At Fair Value On A Recurring Basis

The following tables present the fair-value hierarchy levels of Ricoh’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Millions of Yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥35,734	—	—	¥35,734
Foreign equity securities	6,120	—	—	6,120
Foreign corporate bonds	1,779	—	—	1,779
Derivative instruments:
Interest rate swap agreements	—	¥45	—	45
Foreign currency contracts	—	468	—	468
Foreign currency options	—	36	—	36

Total assets	¥43,633	¥549	—	¥44,182

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,227	—	¥2,227
Foreign currency contracts	—	6,300	—	6,300
Foreign currency options	—	1,056	—	1,056

Total liabilities	—	¥9,583	—	¥9,583

	Millions of Yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥41,622	—	—	¥41,622
Foreign equity securities	8,745	—	—	8,745
Foreign corporate bonds	1,952	—	—	1,952
Derivative instruments:
Interest rate swap agreements	—	¥835	—	835
Foreign currency contracts	—	531	—	531
Foreign currency options	—	99	—	99

Total assets	¥52,319	¥1,465	—	¥53,784

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,239	—	¥2,239
Foreign currency contracts	—	20,448	—	20,448
Foreign currency options	—	15	—	15

Total liabilities	—	¥22,702	—	¥22,702

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Financing Receivables And Allowance For Doubtful Receivables

Financing receivables and allowance for doubtful receivables as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥10,527	¥1,772	¥2,485	¥14,784

Charge-offs	(1,288)	(31)	(78)	(1,397)
Recoveries	(7)	—	—	(7)
Provision	(655)	6	195	(454)
Translation adjustments	(105)	—	(7)	(112)
Ending balance	¥8,472	¥1,747	¥2,595	¥12,814

Individually evaluated	2,069	662	2,061	4,792
Collectively evaluated	6,403	1,085	534	8,022

Financing receivables:
Individually evaluated	¥64,622	¥927	¥5,258	¥70,807
Collectively evaluated	548,209	84,181	42,194	674,584

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Millions of Yen
	March 31, 2013
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥8,472	¥1,747	¥2,595	¥12,814

Charge-offs	(1,825)	(61)	(569)	(2,455)
Recoveries	(51)	—	—	(51)
Provision	1,794	(164)	(761)	869
Translation adjustments	337	—	—	337
Ending balance	¥8,727	¥1,522	¥1,265	¥11,514

Individually evaluated	2,247	457	669	3,373
Collectively evaluated	6,480	1,065	596	8,141

Financing receivables:
Individually evaluated	¥48,352	¥592	¥3,879	¥52,823
Collectively evaluated	573,215	90,587	52,737	716,539

Total: Financing receivables	¥621,567	¥91,179	¥56,616	¥769,362

Age Analysis

(b) Age analysis

Ricoh ascribes the fact of past due to credit quality indicators and classifies financing receivables into Overdue and Current.

Analysis of the age of the recorded financing receivables as of March 31, 2012 and 2013 is as follows:

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥608,336	¥84,274	¥45,049	¥737,659
Overdue	4,495	834	2,403	7,732

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Millions of Yen
	March 31, 2013
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥616,658	¥90,606	¥54,649	¥761,913
Overdue	4,909	573	1,967	7,449

Total: Financing receivables	¥621,567	¥91,179	¥56,616	¥769,362

Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2013
Changes of Accrued Restructuring Charges

The changes of the accrued restructuring charges for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Beginning balance	¥885	¥3,402
Restructuring charges	34,102	16,626
Cash payments	(31,585)	(18,193)

Ending balance	¥3,402	¥1,835

Significant Restructuring Activities

The following table represents significant restructuring activities for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Imaging & Solutions	¥29,737	¥13,440
Industrial Products	1,426	197
Other	357	2,003
Corporate	2,582	986

Total	¥34,102	¥16,626

Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Operating Segment Information

(a) Operating Segment Information

	Millions of Yen
	2011	2012	2013
Segment sales:
Imaging & Solutions	¥1,712,630	¥1,671,100	¥1,685,391
Industrial Products	112,445	102,783	97,408
Other	121,674	134,325	146,012
Intersegment sales	(5,413)	(4,731)	(4,314)

Total segment sales	¥1,941,336	¥1,903,477	¥1,924,497

Segment profit (loss):
Imaging & Solutions	¥132,286	¥54,968	¥137,956
Industrial Products	998	(1,665)	(854)
Other	(4,903)	(4,758)	(5,270)

Total segment profit	¥128,381	¥48,545	¥131,832

Reconciling items:
Corporate expenses and elimination	¥(70,310)	¥(66,613)	¥(68,398)
Interest and dividend income	2,985	3,129	3,048
Interest expense	(8,528)	(6,979)	(7,377)
Foreign currency exchange loss, net	(5,956)	(4,355)	(121)
Losses on impairment of securities	(1,844)	(5,012)	(332)
Other, net	(559)	(652)	(479)

Income (loss) before income taxes and equity in earnings of affiliates	¥44,169	¥(31,937)	¥58,173

Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

Certain products were reclassified into Imaging & Solutions and Industrial Products from Other in this fiscal year. The reclassification was made to the prior year’s figures.

	Millions of Yen
	2011	2012	2013
Total assets:
Imaging & Solutions	¥1,770,074	¥1,773,196	¥1,878,221
Industrial Products	73,894	79,945	68,228
Other	80,527	108,701	121,232
Elimination	(1,664)	(1,724)	(1,789)
Corporate assets	332,733	329,240	294,805

Consolidated	¥2,255,564	¥2,289,358	¥2,360,697

Expenditures for property, plant and equipment:
Imaging & Solutions	¥59,282	¥66,110	¥75,257
Industrial Products	3,235	3,095	5,386
Other	2,487	2,730	4,455
Corporate assets	1,871	1,336	1,471

Consolidated	¥66,875	¥73,271	¥86,569

Expenditures for intangible fixed assets:
Imaging & Solutions	¥10,670	¥8,916	¥7,988
Industrial Products	434	157	215
Other	1,672	1,401	1,659
Corporate assets	6,031	4,030	2,364

Consolidated	¥18,807	¥14,504	¥12,226

Depreciation of property, plant and equipment:
Imaging & Solutions	¥59,261	¥58,034	¥54,571
Industrial Products	4,190	3,132	2,746
Other	2,044	2,620	2,566
Corporate assets	1,736	1,198	588

Consolidated	¥67,231	¥64,984	¥60,471

Amortization of intangible fixed assets:
Imaging & Solutions	¥19,320	¥18,594	¥18,598
Industrial Products	625	705	700
Other	1,226	1,188	1,663
Corporate assets	5,275	5,666	4,473

Consolidated	¥26,446	¥26,153	¥25,434

Impairment Loss on Long-Lived Assets and Goodwill

The following tables present certain information regarding Ricoh’s impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2011, 2012 and 2013.

	Millions of Yen
	2011	2012	2013
Impairment loss on long-lived assets:
Imaging & Solutions	¥359	¥9,519	¥1,379
Industrial Products	56	—	—
Other	427	551	—

Total	¥842	¥10,070	¥1,379

Impairment loss on goodwill:
Imaging & Solutions	—	¥27,491	—

Total	—	¥27,491	—

Information for Sales from External Customers by Product Category

Information for net sales by product category is as follows:

	Millions of Yen
	2011	2012	2013
Imaging & Solutions:	¥1,712,630	¥1,671,100	¥1,685,391
Office Imaging	1,381,175	1,323,263	1,329,608
Production Printing	150,044	148,564	147,040
Network System Solutions	181,411	199,273	208,743
Industrial Products	107,032	98,052	93,094
Other	121,674	134,325	146,012

Total net sales	¥1,941,336	¥1,903,477	¥1,924,497

Sales, Property, Plant And Equipment By Geographic Area

Net sales based on the location of customers and long-lived assets consisting of property, plant and equipment as of and for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Net sales:
Japan	¥875,819	¥886,425	¥870,397
The Americas	520,000	468,728	496,605
Europe, Middle East and Africa	428,519	421,373	421,740
Other	116,998	126,951	135,755

Consolidated	¥1,941,336	¥1,903,477	¥1,924,497

The United States (included in The Americas)	¥445,433	¥396,876	¥414,441

Property, plant and equipment:
Japan	¥201,841	¥199,663	¥206,968
The Americas	24,823	27,527	33,402
Europe, Middle East and Africa	19,401	21,527	26,293
Other	18,753	19,810	24,212

Consolidated	¥264,818	¥268,527	¥290,875

The United States (included in The Americas)	20,086	23,210	27,325

Supplementary Information to the Statements of Operations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Selling General And Administrative Expenses

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2011, 2012 and 2013.

	Millions of Yen
	2011	2012	2013
Research and development costs	¥110,553	¥119,027	¥112,006
Advertising costs	10,858	10,875	11,393
Shipping and handling costs	19,935	22,830	23,672

Effect of The Great East Japan Earthquake and Floods in Thailand (Tables)	12 Months Ended
Mar. 31, 2013
Effect Of Cost And Expense

As a result of the Great East Japan Earthquake on March 11, 2011, Ricoh recorded costs and expenses of ¥ 4,978 million in total for the year ended March 31, 2011, consisting of the followings.

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	¥1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

Costs And Expenses By Operating Segments And Corporate

The following is breakdown of these costs and expenses by operating segments and corporate.

Millions of Yen
2011
Imaging & Solutions	¥4,516
Industrial Products	80
Other	139
Corporate	243

Ending balance	¥4,978

Nature Of Operations - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Facility
Entity Location [Line Items]
Plants in Japan	14
Plants overseas	11

Schedule of Effect of Retrospective Application (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales	¥ 1,924,497	¥ 1,903,477	¥ 1,941,336
Income before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Net income attributable to Ricoh Company, Ltd.	32,467	(44,560)	18,630
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)	¥ 44.78	¥ (61.42)	¥ 25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)		¥ (61.42)	¥ 25.15
Previously Reported
Net sales			1,942,013
Income before income taxes and equity in earnings of affiliates			45,400
Net income attributable to Ricoh Company, Ltd.			¥ 19,650
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)			¥ 27.08
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)			¥ 26.53

Significant Accounting and Reporting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Y
Property, Plant and Equipment [Line Items]
Maintenance contracts term, maximum, years	5
Percentage of non-marketable securities owned by Ricoh	20.00%
Software | Minimum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	10 years
Goodwill And Other Intangible Assets | Minimum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	3 years
Goodwill And Other Intangible Assets | Maximum
Property, Plant and Equipment [Line Items]
Intangibles, useful life	20 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	50 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	2 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, maximum	12 years

Schedule of Non-Cash Investing and Financing Transactions (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Other Significant Noncash Transactions [Line Items]
Debt assumed in connection with adoption of new accounting standard for VIE	¥ 20,229

Acquisition - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Amount paid to acquire company	¥ 2,774	¥ 14,816	¥ 1,415

Schedule Pertaining to Ricoh's Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Operating Leased Assets [Line Items]
Future minimum lease payments to be received	¥ 648,347	¥ 645,010
Estimated non-guaranteed residual values	11,881	8,954
Unearned income	(38,661)	(41,133)
Allowance for doubtful receivables	(8,727)	(8,472)
Lease receivables, net	612,840	604,359
Less - Current portion of lease receivable, net	(227,866)	(212,101)
Amounts due after one year, net	¥ 384,974	¥ 392,258

Schedule of Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
Minimum lease payments receivable, 2014	¥ 237,741
Minimum lease payments receivable, 2015	167,343
Minimum lease payments receivable, 2016	123,217
Minimum lease payments receivable, 2017	76,956
Minimum lease payments receivable, 2018	32,084
Minimum lease payments receivable, 2019 and thereafter	11,006
Minimum lease payments receivable, Total	¥ 648,347

Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2013 Residential Mortgage	Mar. 31, 2012 Residential Mortgage
Loans Receivable [Line Items]
Loans receivable, net			¥ 89,657	¥ 83,361
Current portion of loans receivable			8,023	7,615
Cumulative Effect Adjustment to Retained Earnings		410
Cumulative effect Adjustment to Noncontrolling Interests		392
Lease receivables sold	27,605
Cash proceeds from sale of lease receivables	29,570
Pre-tax gain from sale of lease receivable	¥ 1,965

Schedule of Loan Activity (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
New loans	¥ 22,398	¥ 22,222	¥ 15,465
Repayment of outstanding loans	¥ 16,327	¥ 11,519	¥ 9,777

Assets and Liabilities Accounted for AS Secured Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	¥ 761,913	¥ 737,659
Long-term indebtedness	476,381	525,435
Ricohs Consolidated Financial Position
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	12,039	15,487
Long-term finance receivables, net	24,442	30,225
Current maturities of long-term indebtedness	10,161	12,487
(Including secured loans caused by lease transactions)	(10,161)	(11,835)
Long-term indebtedness	20,624	24,371
(Including secured loans caused by lease transactions)	¥ (20,624)	¥ (23,096)

Assets and Liabilities Accounted For Secured Loan (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	¥ 761,913	¥ 737,659
Long-term indebtedness	476,381	525,435
Ricohs Foreign Subsidiaries Transferred Lease Receivables
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	1,743	1,397
Long-term finance receivables, net	5,575	6,919
Current maturities of long-term indebtedness	1,743	1,397
Long-term indebtedness	¥ 5,575	¥ 6,919

Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investment Securities:
Available-for-sale securities	¥ 52,319	¥ 43,633
Non-marketable equity securities	1,783	1,837
Long-term Investments, Total	¥ 54,102	¥ 45,470

Cost Related to Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	¥ 37,214	¥ 37,186
Gross unrealized holding gains	15,174	6,672
Gross unrealized holding losses	69	225
Fair value	52,319	43,633
Equity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	35,378	35,489
Gross unrealized holding gains	15,058	6,590
Gross unrealized holding losses	69	225
Fair value	50,367	41,854
Corporate Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	1,836	1,697
Gross unrealized holding gains	116	82
Fair value	¥ 1,952	¥ 1,779

Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities (Detail) (Equity Securities, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	¥ 61	¥ 781
Less than 12 months Gross unrealized holding losses	5	129
12 months or longer Fair value	288	467
12 months or longer Gross unrealized holding losses	64	96
Total Fair value	349	1,248
Total Gross unrealized holding losses	¥ 69	¥ 225

Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Securities	Mar. 31, 2012 Securities	Mar. 31, 2011 Securities
Gain (Loss) on Investments [Line Items]
Number of securities - gross unrealized holding losses of available for sale securities	13
Proceeds from sales of available-for-sale securities	¥ 208	¥ 68	¥ 126
Available-for-sale securities, Gross realized gains (losses), Sale proceeds	¥ 332	¥ 5,012	¥ 1,844
The number of impaired available-for-sale securities	10	14	14

Contractual Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Due after one year through five years, cost	¥ 693
Due after one year through five years, fair value	696
Over five years, cost	1,143
Over five years, fair value	1,256
Cost	1,836
Fair Value	¥ 1,952

Investments in and Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Ricoh's carrying value of equity investments	¥ 1,026	¥ 444

Related Party Transactions - Additional Information (Detail) (MUSE Associates, LLC, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
MUSE Associates, LLC
Related Party Transaction [Line Items]
Consulting fee	¥ 25	¥ 35

Goodwill, Other Intangible Assets and Long-Lived Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	¥ 12,625
Aggregate amortization expense of other intangible assets subject to amortization	25,434	26,153	26,446
Loss on impairment of goodwill		27,491
Impairment losses recognized	1,379	10,070	842
Future minimum lease payments	1,952	1,507
Present value of future minimum lease payments	1,889
Machinery Equipment And Other
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		9,519
Manufacturing Facility
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		551	332
Land and Building
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized	903
Buildings
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized			374
Imaging And Solutions
Finite-Lived Intangible Assets [Line Items]
Loss on impairment of goodwill		27,491
Imaging And Solutions | Machinery Equipment And Other
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		9,519
Other | Manufacturing Facility
Finite-Lived Intangible Assets [Line Items]
Impairment losses recognized		551
Software
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	12,204
Intangible asset acquired, weighted average amortization period	5 years
Trademarks and customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	¥ 421
Intangible asset acquired, weighted average amortization period	4 years

Intangible Assets Subject to Amortization and Intangible Assets not Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	¥ 264,131	¥ 245,951
Other intangible assets subject to amortization, Accumulated amortization	(157,254)	(133,858)
Other intangible assets subject to amortization, Net carrying amount	106,877	112,093
Other intangible assets not subject to amortization	825	821
Total other intangible assets	107,702	112,914
Software
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	166,779	154,358
Other intangible assets subject to amortization, Accumulated amortization	(113,554)	(99,252)
Other intangible assets subject to amortization, Net carrying amount	53,225	55,106
Trademarks and customer relationships
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	70,564	62,791
Other intangible assets subject to amortization, Accumulated amortization	(30,541)	(20,712)
Other intangible assets subject to amortization, Net carrying amount	40,023	42,079
Other
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	26,788	28,802
Other intangible assets subject to amortization, Accumulated amortization	(13,159)	(13,894)
Other intangible assets subject to amortization, Net carrying amount	¥ 13,629	¥ 14,908

Future Amortization Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Future amortization expense, 2014	¥ 24,240
Future amortization expense, 2015	20,254
Future amortization expense, 2016	15,165
Future amortization expense, 2017	12,404
Future amortization expense, 2018	¥ 10,435

Changes in Carrying Amounts of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Goodwill - gross, beginning balance	¥ 223,829	¥ 221,092
Accumulated impairment, beginning balance	(28,578)
Goodwill, beginning balance	195,251	221,092
Goodwill acquired during the year	1,605	6,980
Impairment		(27,491)
Translation adjustments and other	24,361	(5,330)
Goodwill - gross, ending balance	253,939	223,829
Accumulated impairment, ending balance	(32,722)	(28,578)
Goodwill, ending balance	221,217	195,251
Imaging And Solutions
Goodwill [Line Items]
Goodwill - gross, beginning balance	220,103	221,092
Accumulated impairment, beginning balance	(28,578)
Goodwill, beginning balance	191,525	221,092
Goodwill acquired during the year	1,605	3,254
Impairment		(27,491)
Translation adjustments and other	24,347	(5,330)
Goodwill - gross, ending balance	250,199	220,103
Accumulated impairment, ending balance	(32,722)	(28,578)
Goodwill, ending balance	217,477	191,525
Other
Goodwill [Line Items]
Goodwill - gross, beginning balance	3,726
Goodwill, beginning balance	3,726
Goodwill acquired during the year		3,726
Translation adjustments and other	14
Goodwill - gross, ending balance	3,740	3,726
Goodwill, ending balance	¥ 3,740	¥ 3,726

Schedule Of Aggregate Cost and Related Accumulated Amortization for Certain Finite Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Aggregate cost	¥ 1,036,562	¥ 980,815
Accumulated amortization	745,687	712,288
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Aggregate cost	8,872	7,627
Accumulated amortization	¥ 7,269	¥ 6,299

Schedule of Income (Loss) Before Income Taxes and Equity in Earnings of Affiliates and Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Domestic - Income (loss) before income taxes and equity in earnings of affiliates	¥ 17,156	¥ (21,001)	¥ (11,415)
Foreign - Income (loss) before income taxes and equity in earnings of affiliates	41,017	(10,936)	55,584
Income (loss) before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Current/Domestic - Provision for income taxes	5,647	13,302	(2,821)
Current/Foreign - Provision for income taxes	15,432	19,007	24,322
Current Income Tax Expense (Benefit), Total	21,079	32,309	21,501
Deferred/Domestic - Provision for income taxes	(1,873)	(15,443)	415
Deferred/Foreign - Provision for income taxes	1,632	(8,643)	494
Deferred Income Tax Expense (Benefit), Total	(241)	(24,086)	909
Consolidated provision for income taxes	¥ 20,838	¥ 8,223	¥ 22,410

Schedule of Total Income Taxes Allocation (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Provision for income taxes relating to continuing operations	¥ 20,838	¥ 8,223	¥ 22,410
Foreign currency translation adjustments	121	(25)	(20)
Net unrealized gains and losses on securities	2,807	832	61
Net unrealized gains and losses on derivatives	259	39	(23)
Pension liability adjustments	1,994	(10,970)	(98)
Total	¥ 26,019	¥ (1,901)	¥ 22,330

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2016 Scenario, Forecast	Mar. 31, 2015 Scenario, Forecast	Mar. 31, 2014 Scenario, Forecast	Mar. 31, 2013 Expiring within 3 years	Mar. 31, 2013 Expiring within 4 years to 9 years	Mar. 31, 2013 Expiring within 10 years to 20 years
Income Tax Disclosure [Line Items]
Statutory tax rate	38.00%	(41.00%)	41.00%	36.00%	38.00%	38.00%
Decrease in deferred tax assets resulting from change in enacted tax rate		¥ 7,484
Increase in valuation allowance	13,528	5,419	6,942
Net operating losses carried forward for income tax purposes	216,897						30,123	59,940	100,736
Undistributed earnings of foreign subsidiaries that will be permanently reinvested	349,948
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 14,716	¥ 11,489

Schedule of Reconciliation to Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory tax (benefit) rate	38.00%	(41.00%)	41.00%
Nondeductible expenses	3.00%	6.00%	5.00%
Change in valuation allowance	6.00%	25.00%	22.00%
Tax credit for research and development and other	(2.00%)		(2.00%)
Unrecognized tax benefits	2.00%	14.00%	0.00%
Taxes on undistributed earnings of foreign subsidiaries	0.00%	1.00%	0.00%
Prior period tax accrual adjustment	0.00%	(9.00%)	0.00%
Difference in statutory tax rates of foreign subsidiaries	(12.00%)	(4.00%)	(13.00%)
Nondeductible goodwill impairment loss		13.00%
Change in tax law and rate		23.00%
Other, net	1.00%	(2.00%)	(2.00%)
Effective tax rate	36.00%	26.00%	51.00%

Schedule of Tax Effect of Temporary Differences and Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Accrued expenses	¥ 21,853	¥ 20,126
Property, plant and equipment	7,828	5,049
Accrued pension and severance costs	61,097	60,436
Net operating loss carryforwards	51,194	51,895
Goodwill and other intangible assets	7,204	6,453
Other	29,774	25,354
Total gross deferred tax assets	178,950	169,313
Less - Valuation allowance	(56,081)	(42,553)
Total deferred tax assets	122,869	126,760
Deferred tax liabilities:
Sales-type leases	(1,091)	(1,375)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(10,514)	(9,770)
Net unrealized gains and losses on securities	(6,183)	(2,815)
Other intangible assets	(14,993)	(15,531)
Other	(3,734)	(4,778)
Total deferred tax liabilities	(36,515)	(34,269)
Net deferred tax assets	¥ 86,354	¥ 92,491

Schedule of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Lease deposits and other (Investments and other assets)	¥ 92,948	¥ 92,242
Accrued expenses and other (Current liabilities)	(205,339)	(190,935)
Deferred income taxes and other (Long-term liabilities)	(61,002)	(47,124)
Total	86,354	92,491
Net Deferred Tax Assets
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income taxes and other (Current assets)	49,098	52,369
Lease deposits and other (Investments and other assets)	51,154	53,343
Accrued expenses and other (Current liabilities)	(1,383)	(2,957)
Deferred income taxes and other (Long-term liabilities)	¥ (12,515)	¥ (10,264)

Reconciliation of Unrecognized Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Beginning balance	¥ 16,293	¥ 10,453	¥ 12,050
Additions for tax positions of current year	2,817	4,588	12
Additions for tax positions of prior years	512	1,692	148
Reductions for tax positions of prior years	(436)	(269)	(313)
Settlements	(103)	(103)	(243)
Effect of exchange rate changes	2,620	(68)	(1,201)
Ending balance	¥ 21,703	¥ 16,293	¥ 10,453

Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term borrowings	¥ 65,219	¥ 111,272
Borrowings, Banks
Short-term debt, weighted average interest rate	2.00%	0.90%
Short-term borrowings	34,933	33,667
Commercial Paper
Short-term debt, weighted average interest rate	0.20%	0.10%
Short-term borrowings	¥ 30,286	¥ 77,605

Short-Term Borrowings - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	¥ 65,219	¥ 111,272
Lines of credit	703,653	675,149
Unused lines of Credit
Short-term Debt [Line Items]
Lines of credit	639,554	544,062
Borrowings In Foreign Currencies
Short-term Debt [Line Items]
Short-term borrowings	38,558	44,397
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings	30,286	77,605
Commercial Paper | Unused lines of Credit
Short-term Debt [Line Items]
Lines of credit	¥ 276,144	¥ 197,052

Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Straight bonds payable	¥ 224,966	¥ 204,332
Long-term indebtedness caused by lease transactions (see Note 4)	38,103	45,174
Capital lease obligations (see Note 8)	1,952	1,507
Total	637,561	630,595
Less - Current maturities included in current liabilities	(161,180)	(105,160)
Long-term indebtedness Less current maturities	476,381	525,435
1.39%, straight bonds, payable in yen, due March 2014
Debt Instrument [Line Items]
Straight bonds payable	50,000	50,000
2.08%, straight bonds, payable in yen, due March 2019
Debt Instrument [Line Items]
Straight bonds payable	15,000	15,000
0.57%, straight bonds, payable in yen, due June 2015
Debt Instrument [Line Items]
Straight bonds payable	40,000	40,000
0.88%, straight bonds, payable in yen, due June 2017
Debt Instrument [Line Items]
Straight bonds payable	20,000	20,000
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	2,764	2,411
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	2,202	1,921
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	35,000	35,000
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	20,000	20,000
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	20,000	20,000
0.35%, straight bonds payable in yen due November 2017 issued by consolidated subsidiary
Debt Instrument [Line Items]
Straight bonds payable	20,000
Unsecured Loans From Banks And Insurance Companies
Debt Instrument [Line Items]
Loans, weighted average interest rate	0.88%	0.95%
Unsecured loans	372,318	379,135
Secured Loans From Banks Insurance Companies And Other Financial Institutions
Debt Instrument [Line Items]
Loans, weighted average interest rate	0.00%	0.01%
Secured loans	¥ 222	¥ 447

Long-Term Indebtedness (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unsecured Loans From Banks And Insurance Companies
Debt Instrument [Line Items]
Loans, maturity year	2019	2019
Secured Loans From Banks Insurance Companies And Other Financial Institutions
Debt Instrument [Line Items]
Loans, maturity year	2014	2014

Long-Term Indebtedness - Additional Information (Detail) (Land Buildings And Lease Receivables Collateralized, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Land Buildings And Lease Receivables Collateralized
Debt Instrument [Line Items]
Secured loans	¥ 314	¥ 512

Summary of Aggregate Annual Maturities of Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 161,180
2015	160,807
2016	112,829
2017	76,971
2018	82,094
2019 and thereafter	43,680
Total	¥ 637,561	¥ 630,595

Changes in Benefit Obligations and Plan Assets of Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 277,598	¥ 275,690
Service cost	11,170	11,023	10,819
Interest cost	4,354	5,509	5,705
Actuarial loss	8,015	14,068
Prior service cost	(285)
Curtailments	(6,914)
Benefits paid	(17,325)	(31,082)
Benefit obligations assumed in connection with business acquisition		2,390
Benefit obligations at end of year	276,613	277,598	275,690
Change in plan assets:
Fair value of plan assets at beginning of year	153,212	159,831
Actual return on plan assets	14,033	599
Employer contribution	7,361	8,297
Partial withdrawal of plan assets	(170)	(260)
Benefits paid	(10,183)	(15,255)
Fair value of plan assets at end of year	164,253	153,212	159,831
Funded status	(112,360)	(124,386)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	192,411	166,957
Service cost	1,335	1,266	1,821
Interest cost	8,844	8,486	9,014
Plan participants' contributions	553	538
Actuarial loss	14,163	25,303
Prior service cost	(43)
Settlement	(100)	(1,846)
Benefits paid	(6,823)	(5,591)
Foreign exchange impact and other	24,924	(2,702)
Benefit obligations at end of year	235,264	192,411	166,957
Change in plan assets:
Fair value of plan assets at beginning of year	151,196	142,042
Actual return on plan assets	14,119	13,730
Employer contribution	6,114	3,860
Plan participants' contributions	553	538
Settlement		(952)
Benefits paid	(6,823)	(5,591)
Foreign exchange impact	19,446	(2,431)
Fair value of plan assets at end of year	184,605	151,196	142,042
Funded status	¥ (50,659)	¥ (41,215)

Net Amounts Recognized in Consolidated Balance Sheet (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Lease deposits and other	¥ 2,691	¥ 3,493
Accrued expenses and other	(2,590)	(5,513)
Accrued pension and severance costs	(112,461)	(122,366)
Net amount recognized	(112,360)	(124,386)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Lease deposits and other	1,297	1,244
Accrued expenses and other	(128)	(68)
Accrued pension and severance costs	(51,828)	(42,391)
Net amount recognized	¥ (50,659)	¥ (41,215)

Net Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 84,736	¥ 99,344
Prior service credit	(25,840)	(29,571)
Net amount recognized	58,896	69,773
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	42,965	37,501
Prior service credit	(795)	(807)
Net amount recognized	¥ 42,170	¥ 36,694

Accumulated Benefit Obligations (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 272,236	¥ 272,199
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 230,312	¥ 186,191

Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.30%	1.60%
Rate of compensation increase	3.30%	3.30%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	4.70%
Rate of compensation increase	2.90%	2.00%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	2.00%	2.10%
Rate of compensation increase	3.30%	3.30%	6.50%
Expected long-term return on plan assets	1.40%	0.30%	0.30%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.60%	6.20%
Rate of compensation increase	2.00%	2.00%	3.50%
Expected long-term return on plan assets	5.50%	5.80%	5.70%

Net Periodic Benefit Costs of Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 11,170	¥ 11,023	¥ 10,819
Interest cost	4,354	5,509	5,705
Expected return on plan assets	(2,134)	(476)	(531)
Net amortization	1,677	1,627	1,860
Total net periodic pension cost	15,067	17,683	17,853
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,335	1,266	1,821
Interest cost	8,844	8,486	9,014
Expected return on plan assets	(8,383)	(8,227)	(8,236)
Net amortization	1,583	595	935
Settlement benefit	(17)	(115)	(182)
Total net periodic pension cost	¥ 3,362	¥ 2,005	¥ 3,352

Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 267,221	¥ 277,598
Fair value of plan assets	152,170	153,212
Accumulated benefit obligations	263,025	272,199
Fair value of plan assets	152,170	153,212
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	229,611	187,597
Fair value of plan assets	177,655	148,472
Accumulated benefit obligations	221,869	183,486
Fair value of plan assets	¥ 174,679	¥ 148,472

Fair Values Of Plan Assets, Domestic (Detail) (Domestic Plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	¥ 164,253		¥ 153,212		¥ 159,831
Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	36,984		38,019
Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	12,255		11,975
Fair Value, Inputs, Level 1
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	23,051		19,699
Fair Value, Inputs, Level 1 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 1 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	110		21
Fair Value, Inputs, Level 2
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	141,202		133,513
Fair Value, Inputs, Level 2 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	36,984		38,019
Fair Value, Inputs, Level 2 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	12,145		11,954
Fair Value, Inputs, Level 3
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 3 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 3 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	30,787	[1]	25,303	[2]
Equity Securities | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	17,759		14,744
Equity Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[1]		[2]
Equity Securities | Fair Value, Inputs, Level 1 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	17,759		14,744
Equity Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	30,787	[1]	25,303	[2]
Equity Securities | Fair Value, Inputs, Level 2 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[1]		[2]
Equity Securities | Fair Value, Inputs, Level 3 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	61,286	[3]	58,237	[3]
Debt Securities | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,182		4,934
Debt Securities | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[3]		[3]
Debt Securities | Fair Value, Inputs, Level 1 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,182		4,934
Debt Securities | Fair Value, Inputs, Level 1 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	61,286	[3]	58,237	[3]
Debt Securities | Fair Value, Inputs, Level 2 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 2 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[3]		[3]
Debt Securities | Fair Value, Inputs, Level 3 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets

[1]	These funds invest in listed equity securities consisting of approximately 45% domestic companies and 55% foreign companies for domestic plans.
[2]	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
[3]	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.

Fair Values Of Plan Assets, Foreign (Detail) (Foreign Plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	¥ 184,605		¥ 151,196		¥ 142,042
Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	20,468		17,996
Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,761		3,460
Fair Value, Inputs, Level 1
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	83,372		90,825
Fair Value, Inputs, Level 1 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 1 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	3,832		1,731
Fair Value, Inputs, Level 2
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	84,506		48,113
Fair Value, Inputs, Level 2 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	20,468		17,996
Fair Value, Inputs, Level 2 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	1,829		1,433
Fair Value, Inputs, Level 3
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	16,727		12,258
Fair Value, Inputs, Level 3 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 3 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	100		296
Equity Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	40,137	[1]	25,699	[1]
Equity Securities | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,819		16,724
Equity Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[1]	6,673	[1]
Equity Securities | Fair Value, Inputs, Level 1 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 1 | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,819		16,724
Equity Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	23,510	[1]	13,408	[1]
Equity Securities | Fair Value, Inputs, Level 2 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 2 | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	16,627	[1]	5,618	[1]
Equity Securities | Fair Value, Inputs, Level 3 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 3 | Foreign companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	54,572	[2]	48,541	[2]
Debt Securities | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets			1,171
Debt Securities | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	57,848		37,605
Debt Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	15,873	[2]	26,921	[2]
Debt Securities | Fair Value, Inputs, Level 1 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets			1,171
Debt Securities | Fair Value, Inputs, Level 1 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	57,848		37,605
Debt Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	38,699	[2]	15,276	[2]
Debt Securities | Fair Value, Inputs, Level 2 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 2 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[2]	6,344	[2]
Debt Securities | Fair Value, Inputs, Level 3 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets

[1]	These funds invest in equity securities consisting of mainly foreign companies for foreign plans.
[2]	These funds invest in debt securities consisting of mainly foreign bonds for foreign plans.

Fair Values Of Plan Assets, Domestic (Parenthetical) (Detail) (Domestic Plans)	12 Months Ended
Mar. 31, 2013
Equity Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	30.00%
Equity Securities | Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	50.00%
Equity Securities | Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	50.00%
Debt Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	40.00%
Debt Securities | Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	90.00%
Debt Securities | Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	10.00%

Fair Values Of Plan Assets, Foreign (Parenthetical) (Detail) (Foreign Plans)	12 Months Ended
Mar. 31, 2013
Equity Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	25.00%
Equity Securities | Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	45.00%
Equity Securities | Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	55.00%
Debt Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	60.00%
Debt Securities | Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	90.00%
Debt Securities | Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	10.00%

Pension and Retirement Allowance Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to pension plan for the year ending March 31, 2014	¥ 15,340
Estimated net actuarial loss for pension plan that will be amortized over the year ending March 31, 2014	7,872
Prior service credit for pension plan that will be amortized over the year ending March 31, 2014	(4,153)
Cost of defined contribution plans	¥ 7,018	¥ 6,515	¥ 6,620
Domestic Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	30.00%
Domestic Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	40.00%
Domestic Plans | Other investment vehicles
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	30.00%
Foreign Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	25.00%
Foreign Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	60.00%
Foreign Plans | Other investment vehicles
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed debt securities	15.00%

Reconciliation of Activity for Assets and Liabilities Classified (Detail) (Foreign Plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	¥ 12,258	¥ 10,966
Net unrealized gains	(793)	789
Realized gains	2,203
Purchases, sales and settlements, net	1,266	578
Foreign exchange impact	1,793	(75)
Ending balance	16,727	12,258
Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	296	2,175
Purchases, sales and settlements, net	(210)	(1,783)
Foreign exchange impact	14	(96)
Ending balance	100	296
Equity Securities | Pooled funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	5,618	2,445
Net unrealized gains	992	329
Realized gains	(293)
Purchases, sales and settlements, net	8,307	2,752
Foreign exchange impact	2,003	92
Ending balance	16,627	5,618
Debt Securities | Pooled funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	6,344	6,346
Net unrealized gains	(1,785)	460
Realized gains	2,496
Purchases, sales and settlements, net	(6,831)	(391)
Foreign exchange impact	(224)	(71)
Ending balance		¥ 6,344

Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 10,638
2015	12,444
2016	12,562
2017	12,324
2018	13,799
2019 - 2023	81,758
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
2014	8,241
2015	8,419
2016	8,608
2017	9,030
2018	9,560
2019 - 2023	¥ 55,966

Richo Company Ltd. Shareholders Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Jun. 21, 2013 Dividend Declared	Mar. 31, 2013 Legal Reserve Additional paid-in capital
Retained Earnings Adjustments [Line Items]
Percentage of appropriated retained earnings	10.00%
Percentage rate equal to common stock that legal reserves and APIC must match for no further appropriations			25.00%
Dividends declared, per share		¥ 16.5
Common stock dividend, value		¥ 11,963
Cash dividend declaration date		Jun 21, 2013
Cash dividend declared, date of record		Mar 31, 2013
Retained earnings legally available for dividend distribution	¥ 264,137

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount	¥ 1,813	¥ (33,355)	¥ (2,356)
Foreign currency translation adjustments, Tax benefit (expense)	121	(25)	(20)
Net unrealized gains and losses on securities, Tax benefit (expense)	2,807	832	61
Unrealized gains and losses on Pension liability adjustments arising during the year, Tax benefit (expense)	(688)	11,843	924
Net Pension liability adjustments, Tax benefit (expense)	1,994	(10,970)	(98)
Foreign currency translation adjustments, Net-of-tax amount	49,370	(15,066)	(37,938)
Net unrealized gains and losses on securities	5,033	1,208	88
Net unrealized gains and losses on derivatives	423	83	(33)
Net Pension liability adjustments, Net-of-tax amount	3,407	(20,163)	(165)
Before-tax amount
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	49,491	(15,091)	(37,958)
Unrealized gains and losses arising during the year, Before-tax amount	7,554	(2,975)	(1,668)
Less - Reclassification adjustment for gains and losses on securities realized in net income, Before-tax amount	286	5,015	1,817
Net unrealized gains and losses on securities, Before-tax amount	7,840	2,040	149
Unrealized gains and losses on derivatives arising during the year, Before-tax amount	544	(47)	(270)
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Before-tax amount	138	169	214
Net unrealized gains and losses on derivatives, Before-tax amount	682	122	(56)
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount	2,141	(33,355)	(3,058)
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Before-tax amount	3,260	2,222	2,795
Net Pension liability adjustments, Before-tax amount	5,401	(31,133)	(263)
Other comprehensive income (loss), Before-tax amount	63,414	(44,062)	(38,128)
Foreign currency translation adjustments, Tax benefit (expense)	(121)	25	20
Unrealized gains and losses arising during the year, Tax benefit (expense)	(2,705)	1,213	680
Less - Reclassification adjustment for gains and losses on securities realized in net income, Tax benefit (expense)	(102)	(2,045)	(741)
Net unrealized gains and losses on securities, Tax benefit (expense)	(2,807)	(832)	(61)
Unrealized gains and losses on derivatives arising during the year, Tax benefit (expense)	(207)	30	110
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Tax benefit (expense)	(52)	(69)	(87)
Net unrealized gains and losses on derivatives, Tax benefit (expense)	(259)	(39)	23
Unrealized gains and losses on Pension liability adjustments arising during the year, Tax benefit (expense)	(803)	11,843	1,186
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Tax benefit (expense)	(1,191)	(873)	(1,088)
Net Pension liability adjustments, Tax benefit (expense)	(1,994)	10,970	98
Other comprehensive income (loss), Tax benefit (expense)	(5,181)	10,124	80
Foreign currency translation adjustments, Net-of-tax amount	49,370	(15,066)	(37,938)
Unrealized gains and losses arising during the year, Net-of-tax amount	4,849	(1,762)	(988)
Less - Reclassification adjustment for gains and losses realized in net income, Net-of-tax amount	184	2,970	1,076
Net unrealized gains and losses on securities	5,033	1,208	88
Unrealized gains and losses on derivatives arising during the year, Net-of-tax amount	337	(17)	(160)
Less - Reclassification adjustment for gains and losses on derivatives realized in net income, Net-of-tax amount	86	100	127
Net unrealized gains and losses on derivatives	423	83	(33)
Unrealized gains and losses on Pension liability adjustments arising during the year, Net-of-tax amount	1,338	(21,512)	(1,872)
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Net-of-tax amount	2,069	1,349	1,707
Net Pension liability adjustments, Net-of-tax amount	3,407	(20,163)	(165)
Other comprehensive income (loss), Net-of-tax amount	¥ 58,233	¥ (33,938)	¥ (38,048)

Other Comprehensive Income (Loss) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Ownership Interests [Line Items]
Unrealized gains and losses on Pension liability adjustments arising during the year, net actuarial loss, Before-tax amount	¥ 1,813	¥ (33,355)	¥ (2,356)
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount, prior service cost	328		(702)
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of net actuarial loss	(7,331)	(6,698)	(6,380)
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of prior service cost	4,071	4,476	3,585
Unrealized gains and losses on Pension liability adjustments, net actuarial loss, Tax benefit (expenses)	(688)	11,843	924
Unrealized gains and losses on Pension liability adjustments, prior service cost, Tax benefit (expenses)	(115)		262
Unrealized gains and losses on Pension liability adjustments, net actuarial loss, Tax benefit (expenses)	2,643	2,685	2,542
Unrealized gains and losses on Pension liability adjustments, prior service cost, Tax benefit (expenses)	¥ (1,452)	¥ (1,812)	¥ (1,454)

Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Current period other comprehensive income (loss)	¥ 49,370	¥ (15,066)	¥ (37,938)
Unrealized gains and losses on securities, Current period other comprehensive income	5,033	1,208	88
Unrealized gains and losses on derivatives, Current period other comprehensive income (loss)	423	83	(33)
Pension liability adjustments, Current period other comprehensive income (loss)	(3,407)	20,163	165
Total accumulated other comprehensive loss, Beginning balance	(204,175)
Total accumulated other comprehensive loss, Ending balance	(146,088)	(204,175)
Changes In Accumulated Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Beginning Balance	(139,125)	(124,253)	(86,046)
Foreign currency translation adjustments, Current period other comprehensive income (loss)	49,499	(14,872)	(38,207)
Foreign currency translation adjustments, Ending balance	(89,626)	(139,125)	(124,253)
Unrealized gains and losses on securities, Beginning balance	3,681	2,466	2,372
Unrealized gains and losses on securities, Current period other comprehensive income	4,984	1,215	94
Unrealized gains and losses on securities, Ending balance	8,665	3,681	2,466
Unrealized gains and losses on derivatives, Beginning balance	(1,153)	(1,168)	(1,157)
Unrealized gains and losses on derivatives, Current period other comprehensive income (loss)	292	15	(11)
Unrealized gains and losses on derivatives, Ending balance	(861)	(1,153)	(1,168)
Pension liability adjustments, Beginning balance	(67,578)	(47,493)	(47,335)
Pension liability adjustments, Current period other comprehensive income (loss)	3,312	(20,085)	(158)
Pension liability adjustments, Ending balance	(64,266)	(67,578)	(47,493)
Total accumulated other comprehensive loss, Beginning balance	(204,175)	(170,448)	(132,166)
Total accumulated other comprehensive loss, Current period other comprehensive income (loss)	58,087	(33,727)	(38,282)
Total accumulated other comprehensive loss, Ending balance	¥ (146,088)	¥ (204,175)	¥ (170,448)

Reconciliation of the Numerator and the Denominators of the Basic and Diluted Per Share Computations for Net Income Attributable (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares of common stock outstanding	725,063	725,483	725,555
Euro Yen Zero Coupon Convertible Bonds - due December 2011			13,739
Diluted shares of common stock outstanding	725,063	725,483	739,294
Net income (loss) attributable to Ricoh Company, Ltd.	¥ 32,467	¥ (44,560)	¥ 18,630
Euro Yen Zero Coupon Convertible Bonds - due December 2011			(38)
Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥ 32,467	¥ (44,560)	¥ 18,592
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥ 44.78	¥ (61.42)	¥ 25.68
Diluted		¥ (61.42)	¥ 25.15

Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within next 12 months	¥ 25

Contract Amounts of Derivative Instrument (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swap agreements	¥ 311,883	¥ 339,234
Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Contract amounts of derivative instruments	214,512	190,543
Foreign currency options
Derivative Instruments, Gain (Loss) [Line Items]
Contract amounts of derivative instruments	¥ 8,451	¥ 27,657

Location and Fair Value Amounts of Derivatives Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Lease Deposits And Other
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivatives, Long-term Fair value	¥ 835	¥ 45
Deferred Income Taxes And Other
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivatives, Current Fair value
Liability derivatives, Long-term Fair value	1,781	1,526
Accrued Expenses And Other
Derivative Instruments, Gain (Loss) [Line Items]
Liability derivatives, Current Fair value	¥ 217	¥ 452

Location and Fair Value Amounts of Derivatives Not Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Not Designated as Hedging Instrument, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	¥ 630	¥ 425
Liability derivatives, Current Fair value	10,132	4,195
Asset derivatives, Long-term Fair value		79
Liability derivatives, Long-term Fair value	10,572	3,410
Lease Deposits And Other | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Asset derivatives, Long-term Fair value
Lease Deposits And Other | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Asset derivatives, Long-term Fair value		79
Lease Deposits And Other | Foreign currency options
Derivatives, Fair Value [Line Items]
Asset derivatives, Long-term Fair value
Deferred Income Taxes And Other | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value
Liability derivatives, Long-term Fair value	238	222
Deferred Income Taxes And Other | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	531	389
Liability derivatives, Long-term Fair value	10,334	3,188
Deferred Income Taxes And Other | Foreign currency options
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	99	36
Liability derivatives, Long-term Fair value
Accrued Expenses And Other | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Liability derivatives, Current Fair value	3	27
Accrued Expenses And Other | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Liability derivatives, Current Fair value	10,114	3,112
Accrued Expenses And Other | Foreign currency options
Derivatives, Fair Value [Line Items]
Liability derivatives, Current Fair value	¥ 15	¥ 1,056

Total Fair Value Amounts of Derivatives (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Total asset derivatives	¥ 1,465	¥ 549
Total liability derivatives	¥ 22,702	¥ 9,583

Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	¥ 544	¥ (47)	¥ (270)
Gain or (loss) recognized in income on derivative (ineffective portion)
Cash Flow Hedging | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	(138)	(169)	(214)
Fair Value Hedging | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on hedged item			(90)
Fair Value Hedging | Interest and Dividend Income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative			¥ 68

Location and Amount of Gains and Losses Related to Derivatives Not Designated as Hedging Instruments Reported in Consolidated Statement of Income (Detail) (Not Designated as Hedging Instrument, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	¥ (12,973)	¥ (4,769)	¥ 1,767
Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	8	(153)	67
Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	(14,085)	(3,640)	1,446
Foreign currency options
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	¥ 1,104	¥ (976)	¥ 254

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Commitments And Contingencies [Line Items]
Outstanding contractual commitments relating to acquisition or construction of property, plant and equipment and other assets	¥ 40,539
Operating leases, rent expense	¥ 47,597	¥ 47,819	¥ 46,718

Minimum Rental Payments Required Under Non-Cancelable Operating Lease (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule Of Commitments And Contingencies [Line Items]
Minimum payments required, 2014	¥ 24,001
Minimum payments required, 2015	19,530
Minimum payments required, 2016	12,926
Minimum payments required, 2017	7,601
Minimum payments required, 2018	4,773
Minimum payments required, 2019 and thereafter	11,128
Total	¥ 79,959

Disclosures About Fair Value Of Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Carrying amounts of non-marketable equity securities	¥ 1,783	¥ 1,837

Estimated Fair Value Of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Investment securities, Carrying Amount	¥ 52,319	¥ 43,633
Installment loans, Carrying Amount	89,657	83,361
Long-term indebtedness, Carrying amount	(476,381)	(525,435)
Interest rate swap agreements, net, Carrying amount, Assets	835	45
Interest rate swap agreements, net, Carrying amount, Liabilities	2,239	2,227
Investment securities, Estimated fair value	52,319	43,633
Installment loans, Estimated fair value	90,655	84,441
Long-term indebtedness, Estimated fair value	(475,018)	(524,056)
Interest rate swap agreements, net, Assets, Estimated fair value	835	45
Interest rate swap agreements, net, Liabilities, Estimated fair value	2,239	2,227
Foreign currency contracts, net, Assets, Estimated fair value	531	468
Foreign currency contracts, net, Liabilities, Estimated fair value	20,448	6,300
Foreign currency options, net, Assets, Estimated fair value	99	36
Foreign currency options, net, Liabilities, Estimated fair value	15	1,056
Foreign currency contracts
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Foreign currency derivatives, net, Carrying amount, Assets	531	468
Foreign currency derivatives, net, Carrying amount, Liabilities	20,448	6,300
Foreign currency options
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Foreign currency derivatives, net, Carrying amount, Assets	99	36
Foreign currency derivatives, net, Carrying amount, Liabilities	¥ 15	¥ 1,056

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	¥ 52,319	¥ 43,633
Total assets	53,784	44,182
Total liabilities	22,702	9,583
Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	52,319	43,633
Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	1,465	549
Total liabilities	22,702	9,583
Domestic Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	41,622	35,734
Domestic Equity Securities | Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	41,622	35,734
Foreign Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	8,745	6,120
Foreign Equity Securities | Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	8,745	6,120
Foreign Corporate Bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	1,952	1,779
Foreign Corporate Bonds | Fair Value, Inputs, Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	1,952	1,779
Interest Rate Swap Agreements
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	835	45
Derivatives instruments, Liabilities	2,239	2,227
Interest Rate Swap Agreements | Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	835	45
Derivatives instruments, Liabilities	2,239	2,227
Foreign currency contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	531	468
Derivatives instruments, Liabilities	20,448	6,300
Foreign currency contracts | Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	531	468
Derivatives instruments, Liabilities	20,448	6,300
Foreign currency options
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	99	36
Derivatives instruments, Liabilities	15	1,056
Foreign currency options | Fair Value, Inputs, Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative instruments, Assets	99	36
Derivatives instruments, Liabilities	¥ 15	¥ 1,056

Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Long-lived assets, carrying amount	¥ 10,070	¥ 2,088
Impairment charge	10,070	1,379	842
Goodwill, impairment charge	27,491
Operating Expense
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment charge	9,519	1,379
Selling General And Administrative Expenses
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment charge	10,070
Cost of Sales
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment charge	551
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Long-lived assets, fair value	0	709
Goodwill, fair value	¥ 0

Financing Receivables and Allowance for Doubtful Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	¥ 12,814	¥ 14,784
Charge-offs	(2,455)	(1,397)
Recoveries	(51)	(7)
Provision	869	(454)
Translation adjustments	337	(112)
Ending balance	11,514	12,814
Allowance for doubtful receivables, Individually evaluated	3,373	4,792
Allowance for doubtful receivables, Collectively evaluated	8,141	8,022
Financing receivables, Individually evaluated	52,823	70,807
Financing receivables, Collectively evaluated	716,539	674,584
Total : Financing receivables	769,362	745,391
Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	8,472	10,527
Charge-offs	(1,825)	(1,288)
Recoveries	(51)	(7)
Provision	1,794	(655)
Translation adjustments	337	(105)
Ending balance	8,727	8,472
Allowance for doubtful receivables, Individually evaluated	2,247	2,069
Allowance for doubtful receivables, Collectively evaluated	6,480	6,403
Financing receivables, Individually evaluated	48,352	64,622
Financing receivables, Collectively evaluated	573,215	548,209
Total : Financing receivables	621,567	612,831
Installment Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,747	1,772
Charge-offs	(61)	(31)
Provision	(164)	6
Ending balance	1,522	1,747
Allowance for doubtful receivables, Individually evaluated	457	662
Allowance for doubtful receivables, Collectively evaluated	1,065	1,085
Financing receivables, Individually evaluated	592	927
Financing receivables, Collectively evaluated	90,587	84,181
Total : Financing receivables	91,179	85,108
Installment Receivables And Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,595	2,485
Charge-offs	(569)	(78)
Provision	(761)	195
Translation adjustments		(7)
Ending balance	1,265	2,595
Allowance for doubtful receivables, Individually evaluated	669	2,061
Allowance for doubtful receivables, Collectively evaluated	596	534
Financing receivables, Individually evaluated	3,879	5,258
Financing receivables, Collectively evaluated	52,737	42,194
Total : Financing receivables	¥ 56,616	¥ 47,452

Age Analysis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	¥ 761,913	¥ 737,659
Overdue	7,449	7,732
Total : Financing receivables	769,362	745,391
Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	616,658	608,336
Overdue	4,909	4,495
Total : Financing receivables	621,567	612,831
Installment Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	90,606	84,274
Overdue	573	834
Total : Financing receivables	91,179	85,108
Installment Receivables And Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	54,649	45,049
Overdue	1,967	2,403
Total : Financing receivables	¥ 56,616	¥ 47,452

Restructuring Charges - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 16,626	¥ 34,102
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,573	3,933
Operating Expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13,053	30,169
Domestic Subsidiaries
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,641	26,533
Overseas Subsidiaries
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 7,985	¥ 7,569

Changes of Accrued Restructuring Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning balance	¥ 3,402	¥ 885
Restructuring charges	16,626	34,102
Cash payments	(18,193)	(31,585)
Ending balance	¥ 1,835	¥ 3,402

Significant Restructuring Activities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 16,626	¥ 34,102
Imaging And Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13,440	29,737
Industrial Products
Restructuring Cost and Reserve [Line Items]
Restructuring charges	197	1,426
Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,003	357
Corporate Assets
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 986	¥ 2,582

Segment Information - Additional Information (Detail) (Maximum)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Maximum
Segment Reporting Information [Line Items]
Percentage threshold of revenue attributable to single customer	10.00%	10.00%	10.00%

Operating Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Intersegment sales	¥ (4,314)	¥ (4,731)	¥ (5,413)
Total segment sales	1,924,497	1,903,477	1,941,336
Total segment profit	131,832	48,545	128,381
Corporate expenses and elimination	(68,398)	(66,613)	(70,310)
Interest and dividend income	3,048	3,129	2,985
Interest expense	(7,377)	(6,979)	(8,528)
Foreign currency exchange loss, net	(121)	(4,355)	(5,956)
Losses on impairment of securities	(332)	(5,012)	(1,844)
Other, net	(479)	(652)	(559)
Income (loss) before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Imaging And Solutions
Segment Reporting Information [Line Items]
Total segment sales	1,685,391	1,671,100	1,712,630
Total segment profit	137,956	54,968	132,286
Industrial Products
Segment Reporting Information [Line Items]
Total segment sales	97,408	102,783	112,445
Total segment profit	(854)	(1,665)	998
Other
Segment Reporting Information [Line Items]
Total segment sales	146,012	134,325	121,674
Total segment profit	¥ (5,270)	¥ (4,758)	¥ (4,903)

Operating Segment Information Balance Sheet (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated Total assets	¥ 2,360,697	¥ 2,289,358	¥ 2,255,564
Consolidated Expenditures for property, plant and equipment	86,569	73,271	66,875
Consolidated Expenditures for intangible fixed assets	12,226	14,504	18,807
Consolidated Depreciation of property, plant and equipment	60,471	64,984	67,231
Consolidated Amortization of intangible assets	25,434	26,153	26,446
Imaging And Solutions
Segment Reporting Information [Line Items]
Consolidated Total assets	1,878,221	1,773,196	1,770,074
Consolidated Expenditures for property, plant and equipment	75,257	66,110	59,282
Consolidated Expenditures for intangible fixed assets	7,988	8,916	10,670
Consolidated Depreciation of property, plant and equipment	54,571	58,034	59,261
Consolidated Amortization of intangible assets	18,598	18,594	19,320
Industrial Products
Segment Reporting Information [Line Items]
Consolidated Total assets	68,228	79,945	73,894
Consolidated Expenditures for property, plant and equipment	5,386	3,095	3,235
Consolidated Expenditures for intangible fixed assets	215	157	434
Consolidated Depreciation of property, plant and equipment	2,746	3,132	4,190
Consolidated Amortization of intangible assets	700	705	625
Other
Segment Reporting Information [Line Items]
Consolidated Total assets	121,232	108,701	80,527
Consolidated Expenditures for property, plant and equipment	4,455	2,730	2,487
Consolidated Expenditures for intangible fixed assets	1,659	1,401	1,672
Consolidated Depreciation of property, plant and equipment	2,566	2,620	2,044
Consolidated Amortization of intangible assets	1,663	1,188	1,226
Eliminations
Segment Reporting Information [Line Items]
Consolidated Total assets	(1,789)	(1,724)	(1,664)
Corporate Assets
Segment Reporting Information [Line Items]
Consolidated Total assets	294,805	329,240	332,733
Consolidated Expenditures for property, plant and equipment	1,471	1,336	1,871
Consolidated Expenditures for intangible fixed assets	2,364	4,030	6,031
Consolidated Depreciation of property, plant and equipment	588	1,198	1,736
Consolidated Amortization of intangible assets	¥ 4,473	¥ 5,666	¥ 5,275

Impairment Loss on Long-Lived Assets and Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2011
Segment Reporting Information [Line Items]
Impairment charge	¥ 10,070	¥ 1,379	¥ 842
Goodwill, impairment charge	27,491
Imaging And Solutions
Segment Reporting Information [Line Items]
Impairment charge	9,519	1,379	359
Goodwill, impairment charge	27,491
Industrial Products
Segment Reporting Information [Line Items]
Impairment charge			56
Other
Segment Reporting Information [Line Items]
Impairment charge	¥ 551		¥ 427

Sales from External Customers by Product Category (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue from External Customer [Line Items]
Sales from external customers	¥ 1,924,497	¥ 1,903,477	¥ 1,941,336
Imaging And Solutions
Revenue from External Customer [Line Items]
Sales from external customers	1,685,391	1,671,100	1,712,630
Imaging And Solutions | Office Imaging
Revenue from External Customer [Line Items]
Sales from external customers	1,329,608	1,323,263	1,381,175
Imaging And Solutions | Production Printing
Revenue from External Customer [Line Items]
Sales from external customers	147,040	148,564	150,044
Imaging And Solutions | Network System Solutions
Revenue from External Customer [Line Items]
Sales from external customers	208,743	199,273	181,411
Industrial Products
Revenue from External Customer [Line Items]
Sales from external customers	93,094	98,052	107,032
Other
Revenue from External Customer [Line Items]
Sales from external customers	¥ 146,012	¥ 134,325	¥ 121,674

Net Sales and Operating Income Recognized by Geographic Origin (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated Sales	¥ 1,924,497	¥ 1,903,477	¥ 1,941,336
Consolidated Property, plant and equipment	290,875	268,527	264,818
Japan
Segment Reporting Information [Line Items]
Consolidated Sales	870,397	886,425	875,819
Consolidated Property, plant and equipment	206,968	199,663	201,841
Americas
Segment Reporting Information [Line Items]
Consolidated Sales	496,605	468,728	520,000
Consolidated Property, plant and equipment	33,402	27,527	24,823
Europe
Segment Reporting Information [Line Items]
Consolidated Sales	421,740	421,373	428,519
Consolidated Property, plant and equipment	26,293	21,527	19,401
Geographic Information Other
Segment Reporting Information [Line Items]
Consolidated Sales	135,755	126,951	116,998
Consolidated Property, plant and equipment	24,212	19,810	18,753
The United States (included in The Americas)
Segment Reporting Information [Line Items]
Consolidated Sales	414,441	396,876	445,433
Consolidated Property, plant and equipment	¥ 27,325	¥ 23,210	¥ 20,086

Supplementary Information to Statement of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Research and development costs	¥ 112,006	¥ 119,027	¥ 110,553
Advertising costs	11,393	10,875	10,858
Shipping and handling costs	¥ 23,672	¥ 22,830	¥ 19,935

Effect of the Great East Japan Earthquake and Floods in Thailand - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Cost and expense, Total	¥ (4,978)
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	1,057
Imaging And Solutions
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	1,005
Industrial Products
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	¥ 52

Effect on Costs and Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Bad debt expense for trade receivables and finance receivables	¥ 3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,172
Other	372
Total	4,978
Cost of Sales
Component of Operating Other Cost and Expense [Line Items]
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005
Other	12
Total	1,017
Selling General And Administrative Expenses
Component of Operating Other Cost and Expense [Line Items]
Bad debt expense for trade receivables and finance receivables	3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	167
Other	360
Total	¥ 3,961

Effect of the Great East Japan Earthquake (Costs and Expenses by Operating Segments and Corporate) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	¥ 4,978
Imaging And Solutions
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	4,516
Industrial Products
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	80
Other
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	139
Corporate Assets
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	¥ 243

Schedule II. - Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Trade Accounts Receivable
Receivables [Line Items]
Balance at beginning of period	¥ 16,380	[1]	¥ 16,764	[1]	¥ 16,908	[1]
Charged to costs and expenses	1,668	[1]	1,528	[1]	3,111	[1]
Deductions	(3,465)	[1],[2],[3]	(1,485)	[1],[2],[3]	(2,472)	[1],[2],[3]
Translation adjustments	841	[1]	(427)	[1]	(783)	[1]
Balance at end of period	15,424	[1]	16,380	[1]	16,764	[1]
Financing Receivable
Receivables [Line Items]
Balance at beginning of period	10,219	[1]	12,299	[1]	11,919	[1]
Charged to costs and expenses	1,579	[1]	(656)	[1]	3,132	[1]
Deductions	(1,886)	[1],[2],[3]	(1,319)	[1],[2],[3]	(2,596)	[1],[2],[3]
Translation adjustments	337	[1]	(105)	[1]	(156)	[1]
Balance at end of period	10,249	[1]	10,219	[1]	12,299	[1]
Valuation Allowance of Deferred Tax Assets
Receivables [Line Items]
Balance at beginning of period	42,553	[1]	37,134	[1]	30,192	[1]
Charged to costs and expenses	4,621	[1]	11,860	[1]	11,164	[1]
Charged to other accounts	2,890	[1]
Deductions	(994)	[1],[2],[3]	(6,300)	[1],[2],[3]	(1,185)	[1],[2],[3]
Translation adjustments	7,011	[1]	(141)	[1]	(3,037)	[1]
Balance at end of period	¥ 56,081	[1]	¥ 42,553	[1]	¥ 37,134	[1]

[1]	See Note 2(g) to Consolidated Financial Statements.
[2]	Receivables - Write-offs
[3]	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances